UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-6161
Registrant Name: Allianz Funds

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 6/30/06
Date of Reporting Period: 3/31/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Table of Contents

Allianz Funds:
AMM Asset Allocation Fund
CCM Capital Appreciation Fund
CCM Emerging Companies Fund
CCM Focused Growth Fund
CCM Mid Cap Fund
NACM Flex Cap Value Fund
NACM Global Fund
NACM Growth Fund
NACM International Fund
NACM Pacific Rim Fund
NFJ Dividend Value Fund
NFJ International Value Fund
NFJ Large Cap Value Fund
NFJ Small Cap Value Fund
OCC Core Equity Fund
OCC Renaissance Fund
OCC Value Fund
PEA Equity Premium Strategy Fund
PEA Growth Fund
PEA Opportunity Fund
PEA Target Fund
RCM Biotechnology Fund
RCM Financial Services Fund
RCM Healthcare Fund
RCM Global Resources Fund
RCM Global Small Cap Fund
RCM International Growth Equity Fund
RCM Large Cap Growth Fund
RCM Mid Cap Growth Fund
RCM Small Cap Growth Fund
RCM Strategic Growth Fund
RCM Targeted Core Growth Fund
RCM Technology Fund

Schedule of Investments
AMM Asset Allocation Fund (a)
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

ALLIANZ FUNDS (b)—50.5%

CCM Capital Appreciation	114,766	$2,412
CCM Mid-Cap (d)	74,342	2,190
NACM International	1,817,471	39,639
NFJ Small-Cap Value	232,807	7,569
OCC Renaissance (d)	790,967	18,485
OCC Value	818,764	13,591
PEA Growth (d)	78,101	1,660
PEA Opportunity (d)	411,459	9,858
PEA Target (d)	123,361	2,661
RCM Large-Cap Growth	1,663,865	24,010
RCM Mid-Cap (d)	5,610,402	17,953

Total Allianz Funds
(cost—$108,279)		140,028

PIMCO FUNDS (c)—49.2%

Emerging Markets Bond	86,240	961
Foreign Bond (U.S. Dollar-Hedged)	284,999	2,935
High Yield	608,156	5,942
Short-Term	545,734	5,446
StocksPLUS	3,572,791	37,086
Total Return	8,148,518	84,174

Total PIMCO Funds
(cost—$135,671)		136,544

Total Investments
(cost—$243,950)—99.7%		276,572

Other assets less liabilities—0.3%		884

Net Assets—100.0%		$277,456

Notes to Schedule of Investments

(a)	The Fund invests in shares of affiliated Funds.

(b)	Institutional Class shares of each Allianz Fund.

(c)	Institutional Class shares of each PIMCO Fund.

(d)	Non-income producing Fund.

Schedule of Investments
CCM Capital Appreciation Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—98.4%

Aerospace—2.9%
Boeing Co. (b)	287,610	$22,414

Lockheed Martin Corp.	243,420	18,288

		40,702

Building/Construction—1.2%
Jacobs Engineering Group, Inc. (a)	203,470	17,649

Capital Goods—6.7%
Caterpillar, Inc.	287,740	20,663
Cooper Industries Ltd., Class A	213,330	18,538
Joy Global, Inc.	303,480	18,139
Rockwell Automation, Inc.	272,620	19,604
Textron, Inc.	203,760	19,029

		95,973

Chemicals—1.2%
Monsanto Co.	208,290	17,653

Communications—1.4%
NII Holdings, Inc., Class B (a)	331,660	19,558

Consumer Discretionary—8.7%
Abercrombie & Fitch Co., Class A	292,650	17,061
Harman International Industries, Inc.	181,930	20,218
International Game Technology	498,030	17,541
Mattel, Inc.	971,990	17,622
Nike, Inc., Class B (b)	196,410	16,714

Nordstrom, Inc. (b)	411,940	16,140

Starbucks Corp. (a)	494,870	18,627

		123,923

Consumer Services—5.4%
Iron Mountain, Inc. (a)	117,050	4,769
Marriott International, Inc., Class A	247,210	16,959
Monster Worldwide, Inc. (a)(b)	398,990	19,894

Robert Half International, Inc.	460,750	17,789

Starwood Hotels & Resorts
Worldwide, Inc., Class B, Unit (b)	258,240	17,490

		76,901

Consumer Staples—2.4%
PepsiCo, Inc.	294,370	17,011
Procter & Gamble Co.	311,970	17,976

		34,987

Energy—10.1%
Apache Corp.	266,488	17,458
Baker Hughes, Inc.	258,530	17,683
Halliburton Co.	242,570	17,713
Marathon Oil Corp.	202,970	15,460
Noble Corp.	201,370	16,331

		Value*
	Shares	(000s)

Peabody Energy Corp.	382,310	$19,272
Schlumberger Ltd. (b)	173,400	21,947
Valero Energy Corp.	299,780	17,921

		143,785

Financial Services—10.2%

Ameriprise Financial, Inc.	380,060	17,126
AON Corp.	414,910	17,223

CIT Group, Inc.	320,880	17,173
Franklin Resources, Inc.	165,290	15,577
Goldman Sachs Group, Inc.	130,160	20,430
Lehman Brothers Holdings, Inc.	127,490	18,426
Merrill Lynch & Co., Inc. (b)	258,170	20,333
MetLife, Inc.	31,210	1,510
PNC Financial Services Group, Inc.	272,560	18,346

		146,144

Healthcare—13.3%
Allergan, Inc. (b)	173,510	18,826

AmerisourceBergen Corp.	390,070	18,829
Baxter International, Inc.	437,380	16,975
Becton Dickinson & Co.	265,780	16,367

Biogen Idec, Inc. (a)	346,440	16,317
Eli Lilly & Co. (b)	322,950	17,859
Express Scripts, Inc. (a)	178,970	15,732
Genzyme Corp. (a)(b)	242,070	16,272
Gilead Sciences, Inc. (a)	286,630	17,834
Merck & Co., Inc.	482,270	16,990
WellPoint, Inc. (a)(b)	221,250	17,131

		189,132

Materials & Processing—5.2%

Freeport-McMoran Copper & Gold,

Inc., Class B	318,160	19,016
Phelps Dodge Corp.	221,850	17,866
Rohm & Haas Co.	350,000	17,104
Vulcan Materials Co.	227,050	19,674

		73,660

Technology—21.0%
Adobe Systems, Inc. (a)	375,730	13,120

American Tower Corp. (a)(b)	594,130	18,014

Apple Computer, Inc. (a)	260,070	16,312
Applied Materials, Inc.	964,780	16,893
Broadcom Corp., Class A (a)	355,175	15,329

Cisco Systems, Inc. (a)	806,520	17,477

Citrix Systems, Inc. (a)	398,770	15,113
Corning, Inc. (a)	760,740	20,472
Emerson Electric Co.	212,010	17,730
Harris Corp.	353,200	16,703
Hewlett-Packard Co.	537,660	17,689
International Business Machines Corp. (b)	192,460	15,872

Schedule of Investments
CCM Capital Appreciation Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

Technology—(continued)
Lam Research Corp. (a)	310,720	$13,361
Microsoft Corp.	509,170	13,855
Motorola, Inc.	799,160	18,309
National Semi-conductor Corp. (b)	606,380	16,882
QUALCOMM, Inc.	388,190	19,646
Texas Instruments, Inc.	533,960	17,338

		300,115

Telecommunications—1.5%
AT&T, Inc.	783,820	21,195

Transportation—3.9%
Burlington Northern Santa Fe Corp.	237,730	19,810
Southwest Airlines Co. (b)	950,330	17,096
Union Pacific Corp.	194,780	18,183

		55,089
Utilities—2.1%
Duke Energy Corp. (b)	526,500	15,347
TXU Corp.	329,010	14,727

		30,074

Waste Disposal—1.2%
Waste Management, Inc.	497,950	17,578

Total Common Stock (cost—$1,228,760)		1,404,118

SHORT-TERM INVESTMENTS—12.0%

	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—7.0%
Altius I Funding Corp.,
4.778% due 4/18/06	$4,000	3,990
Bank of America N.A.,
4.945% due 4/3/06 (c)	15,000	15,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.873% due 4/3/06 (c)	57	57
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	12,000	12,000
Countrywide Financial Corp.,
4.77% due 11/3/06, FRN	5,000	5,000
Davis Square Funding IV Corp.,
4.81% due 4/24/06	6,000	5,981
Davis Square Funding V Corp.,
4.717% due 4/10/06	2,000	1,997
4.839% due 5/15/06	5,000	4,970
Goldman Sachs Group L.P., Series 2,
4.779 due 4/19/06	5,000	4,988
Morgan Stanley,
4.89% due 2/2/07, FRN	3,000	3,000
4.955% due 6/20/06	5,000	5,000
4.955% due 7/10/06	1,000	1,000

	Principal
	Amount	Value*
	(000s)	(000s)

Morrigan TRR Funding LLC,
4.743% due 4/3/06	$3,000	$2,992
4.805% due 4/25/06	8,000	7,958
4.831% due 4/25/06	10,000	9,967
4.84% due 4/28/06	8,000	7,970
4.849% due 4/28/06	2,000	1,993
Northern Rock PLC,
4.68% due 2/2/07, FRN (c)	2,000	2,000

Ormond Quay Funding LLC,
4.833% due 5/3/06	3,000	2,987

		100,850

Repurchase Agreement—5.0%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	70,733	70,733
proceeds $70,759; collateralized by
Federal Home Loan Bank, 4.125%, 10/19/07,
valued at $72,152 including accrued interest
(cost—$70,733)

Total Short-Term Investments (cost—$171,612)		171,583

Total Investments (cost—$1,400,372)—110.4%		1,575,701

Liabilities in excess of other assets—(10.4)%		(149,468)

Net Assets—100.0%		$1,426,233

Notes to Schedule of Investments

(amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value
of $97,956; cash collateral of $100,800 was received
with which the Fund purchased short-term investments.

(c) 144A Security - Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated these securities are not considered to
be illiquid.

(d) Securities purchased with the cash proceeds from
securities on loan.

Glossary:
FRN— Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006.
Unit— More than one class of securities traded together.

Schedule of Investments
CCM Emerging Companies Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—98.7%

Aerospace—3.0%
BE Aerospace, Inc. (a)	424,720	$10,669
United Industrial Corp. (b)	172,170	10,490

		21,159

Automotive Products—1.1%
Keystone Automotive Industries,
Inc. (a)	192,780	8,137

Building—2.1%
Champion Enterprises, Inc. (a)	541,500	8,101
Fleetwood Enterprises, Inc. (a)(b)	578,170	6,458

		14,559

Capital Goods—9.5%
Barnes Group, Inc.	240,440	9,738
Bucyrus International, Inc., Class A	231,020	11,133
Cascade Corp.	162,460	8,586
Freightcar America, Inc.	160,001	10,176

Insituform Technologies, Inc. (a)	353,540	9,404

Layne Christensen Co. (a)(b)	313,620	10,512
Middleby Corp. (a)(b)	84,170	7,047

		66,596

Chemicals—2.3%
PolyOne Corp. (a)	902,340	8,410
Schulman A, Inc.	300,440	7,436

		15,846

Commercial Products—1.0%
Parexel International Corp. (a)	272,110	7,195

Consumer Discretionary—10.6%
Boston Beer Co., Inc. (a)	276,810	7,200

Coldwater Creek, Inc. (a)	393,380	10,936

Conn's, Inc. (a)(b)	189,430	6,471
Dress Barn, Inc. (a)(b)	168,090	8,060
Genesco, Inc. (a)(b)	197,460	7,679
Guess ?, Inc. (a)	174,480	6,824
Gymboree Corp. (a)	300,020	7,812
MWI Veterinary Supply, Inc. (a)	119,963	3,947
Wet Seal, Inc. (a)	1,164,210	7,742
Zumiez, Inc. (a)	117,150	7,158

		73,829

Consumer Services—4.8%
Bankrate, Inc. (a)(b)	212,730	9,267
Comfort Systems USA, Inc.	553,730	7,475
Dover Downs Gaming &
Entertainment, Inc.	362,680	7,896

Heidrick & Struggles

International, Inc. (a)	251,500	9,124

		33,762

		Value*
	Shares	(000s)

Consumer Staples—2.9%
Andersons, Inc.	95,340	$7,459
Parlux Fragrances, Inc. (a)(b)	283,300	9,136
Weis Markets, Inc.	83,220	3,709

		20,304

Electronics—1.2%
Multi-Fineline Electronix, Inc. (a)(b)	116,420	6,809
Park Electrochemical Corp.	45,320	1,328

		8,137

Energy—8.1%
Dril-Quip, Inc. (a)	136,840	9,695
Giant Industries, Inc. (a)	122,210	8,498

Hornbeck Offshore Services,

Inc. (a)(b)	199,980	7,213
KCS Energy, Inc. (a)	273,570	7,113
Oil States International, Inc. (a)(b)	238,660	8,795
Parallel Petroleum Corp. (a)	415,630	7,668
Pioneer Drilling Co. (a)(b)	454,930	7,475

		56,457

Financial Services—12.9%
FPIC Insurance Group, Inc. (a)(b)	205,100	7,753

GFI Group, Inc. (a)(b)	194,230	10,083

Greenhill & Co., Inc. (b)	144,160	9,530
LTC Properties, Inc., REIT	449,070	10,445
Marlin Business Services, Inc. (a)	345,270	7,630

Meadowbrook Insurance

Group, Inc. (a)	910,280	6,372
Medallion Financial Corp.	554,380	7,512

Republic Cos. Group, Inc.	483,050	8,386
Safety Insurance Group, Inc.	230,400	10,520
Trammell Crow Co. (a)(b)	332,640	11,862

		90,093

Healthcare—15.1%
Abaxis, Inc. (a)(b)	386,140	8,758
Angiodynamics, Inc. (a)	378,420	11,375
Digene Corp. (a)	227,370	8,890
Hologic, Inc. (a)	219,280	12,137
Meridian Bioscience, Inc.	288,730	7,790
Myogen, Inc. (a)	167,780	6,079
Neurometrix, Inc. (a)	221,830	8,638

Palomar Medical Technologies,

Inc. (a)(b)	226,950	7,592
PetMed Express, Inc. (a)(b)	539,610	9,589
Pozen, Inc. (a)	572,950	9,568
Psychiatric Solutions, Inc. (a)(b)	244,620	8,104
Symmetry Medical, Inc. (a)	326,090	6,916

		105,436

Materials & Processing—1.0%

Apogee Enterprises, Inc.	409,047	6,905

Schedule of Investments
CCM Emerging Companies Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

Technology—20.3%
American Science & Engineering,
Inc., Class A (a)(b)	101,410	$9,472
Aspen Technology, Inc. (a)	525,440	6,647
Blackbaud, Inc.	342,220	7,252
Computer Programs &
Systems, Inc. (b)	223,510	11,176
DSP Group, Inc. (a)	298,840	8,669
Encore Wire Corp. (a)(b)	310,370	10,515
Rackable Systems, Inc. (a)	264,690	13,989
Redback Networks, Inc. (a)(b)	385,680	8,365
Rofin-Sinar Technologies, Inc. (a)	155,970	8,443
Secure Computing Corp. (a)	700,170	8,080
SPSS, Inc. (a)	310,580	9,833
Stamps.com, Inc. (a)	263,540	9,292
SYKES Enterprises, Inc. (a)	449,070	6,368
TTM Technologies, Inc. (a)	119,450	1,732
Vasco Data Security
International (a)(b)	544,440	4,454
Witness Systems, Inc. (a)	319,980	8,127
Zoran Corp. (a)	443,020	9,693

		142,107

Telecommunications—1.1%

Anaren, Inc. (a)	394,430	7,679

Transportation—1.1%

Gulfmark Offshore, Inc. (a)	286,580	7,967

Waste Disposal—0.6%
Waste Industries USA, Inc.	202,870	4,396

Total Common Stock (cost—$554,432)		690,564

SHORT-TERM INVESTMENTS—27.2%

	Principal
	Amount
	(000s)

Collateral Invested for
Securities on Loan (d)—19.2%

Adirondack 2005-1 Corp.,
4.642% due 4/3/06	$5,000	4,998

Bank of America N.A.,
4.945% due 4/3/06 (c)	20,000	20,000
Bear Stearns Co., Inc.,
4.995% due 4/3/06 (c)	13,000	13,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06 FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.873% due 4/3/06 (c)	37	37

	Principal
	Amount	Value*
	(000s)	(000s)

Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	24,000	24,000
Countrywide Financial Corp.,
4.77% due 11/3/06 FRN	5,000	5,000
Davis Square Funding IV Corp.,
4.81% due 4/24/06	5,000	4,984
Davis Square Funding V Corp.,
4.717% due 4/10/06	2,000	1,998
4.839% due 5/15/06	5,000	4,970
Morgan Stanley,
4.89% due 2/2/07 FRN	3,000	3,000
4.955% due 6/20/06	10,000	10,000
4.955% due 7/10/06	9,000	9,000
Morrigan TRR Funding LLC,
4.743% due 4/3/06	3,000	2,992
4.805% due 4/25/06	8,000	7,959
4.831% due 4/25/06	5,000	4,983
4.84% due 4/28/06	8,000	7,970
Northern Rock PLC,
4.68% due 2/2/07 FRN (c)	2,000	2,000
Ormond Quay Funding LLC,

4.833% due 5/3/06	5,000	4,978

		133,869

Repurchase Agreement—8.0%

State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	56,094	56,094
proceeds $56,115; collateralized by
Federal Home Loan Bank, 4.125%,
2/15/08 - 4/18/08 valued at $8,886
including accrued interest and
Fannie Mae, 5.75%, 2/15/08 valued
at $48,332 including accrued interest

(cost—$56,094)

Total Short-Term Investments (cost—$189,991)		189,963

Total Investments
(cost—$744,423)—125.9%		880,527

Liabilities in excess of
other assets—(25.9)%		(181,299)

Net Assets—100.0%		$699,228

Schedule of Investments
CCM Emerging Companies Fund
March 31, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value
of $129,549; cash collateral of $133,838 was received with
which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds
from the securities on loan.

Glossary:
FRN—Floating Rate Note. The interest rate disclosed
reflects the rate in effect on March 31, 2006.
REIT—Real Estate Investment Trust

Schedule of Investments
CCM Focused Growth Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—92.1%

Aerospace—4.4%
Boeing Co.	1,600	$125

Lockheed Martin Corp.	1,420	106

		231

Capital Goods—6.7%
Carlisle Cos., Inc.	1,270	104
Fluor Corp.	1,330	114
Joy Global, Inc.	2,260	135

		353

Chemicals—2.0%
Airgas, Inc.	2,650	104

Communications—2.3%
NII Holdings, Inc., Class B (a)	2,010	119

Consumer Discretionary—5.5%
Claire's Stores, Inc.	2,290	83
Nordstrom, Inc.	2,600	102
Starbucks Corp. (a)	2,770	104

		289

Consumer Services—3.4%
Pharmaceutical Product Development, Inc.	2,790	97

Starwood Hotels & Resorts

Worldwide, Inc., Class B, Unit	1,180	80

		177

Consumer Staples—2.1%
PepsiCo, Inc.	1,920	111

Energy—9.5%
Baker Hughes, Inc.	1,460	100

Diamond Offshore Drilling, Inc.	1,180	106
Grant Prideco, Inc. (a)	1,970	84
Peabody Energy Corp.	2,070	104
Tidewater, Inc.	1,950	108

		502

Financial Services—6.1%
Goldman Sachs Group, Inc.	610	96
Hanover Insurance Group, Inc.	2,320	122
Lehman Brothers Holdings, Inc.	700	101

		319

Healthcare—10.4%
Allergan, Inc.	1,080	117
Biogen Idec, Inc. (a)	2,030	96
Gilead Sciences, Inc. (a)	2,170	135
Varian Medical Systems, Inc. (a)	1,830	103
WellPoint, Inc. (a)	1,280	99

		550

		Value*
	Shares	(000s)

Materials & Processing—3.7%
Phelps Dodge Corp.	1,280	$103
Southern Copper Corp.	1,080	91

		194

Technology—32.6%

Akamai Technologies, Inc. (a)	3,410	112
American Tower Corp. (a)	2,500	76
Apple Computer, Inc. (a)	1,550	97
AVX Corp.	6,440	114

Broadcom Corp., Class A (a)	2,555	110

Citrix Systems, Inc. (a)	2,710	103
Corning, Inc. (a)	3,880	104

Emerson Electric Co.	1,300	109
Harris Corp.	2,160	102
International Business Machines

Corp.	610	50
Microsoft Corp.	3,560	97
Molex, Inc.	3,270	108
Monster Worldwide, Inc. (a)	1,990	99
Motorola, Inc.	4,480	103

National Semi-conductor Corp.	3,880	108

QUALCOMM, Inc.	1,950	99
Thomas & Betts Corp. (a)	2,440	125

		1,716

Transportation—2.0%

Norfolk Southern Corp.	1,940	105

Utilities—1.4%

TXU Corp.	1,670	75

Total Common Stock (cost—$4,026)		4,845

Schedule of Investments
CCM Focused Growth Fund
March 31, 2006 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Repurchase Agreement—5.8%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	$307	$307
proceeds $307; collateralized by
Federal Home Loan Bank, 4.125%,
2/15/08, valued at $316 including
accrued interest (cost—$307)

Total Investments (cost—$4,333)—97.9%		5,152

Other assets less liabilities—2.1%		111

Net Assets—100.0%		$5,263

Notes to Schedule of Investments:
(a) Non-income producing.

Glossary:
Unit—More than one class of securities traded together.

Schedule of Investments
CCM Mid-Cap Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—96.4%

Aerospace—1.2%

Rockwell Collins, Inc.	321,910	$18,140

Capital Goods—6.1%
Carlisle Cos., Inc.	224,540	18,367
Dover Corp.	372,800	18,103
Fluor Corp. (b)	224,120	19,230
Harsco Corp.	222,580	18,390
Joy Global, Inc.	304,890	18,223

		92,313

Chemicals—2.5%
Airgas, Inc.	478,660	18,711
Celanese Corp.	889,990	18,663

		37,374

Communications—2.6%
NII Holdings, Inc., Class B (a)	342,180	20,178
West Corp. (a)	435,280	19,440

		39,618

Consumer Discretionary—11.7%

AnnTaylor Stores Corp. (a)	473,960	17,437

Claire's Stores, Inc.	583,150	21,174
International Game Technology	517,810	18,237
Men's Wearhouse, Inc.	498,080	17,901
Nordstrom, Inc.	439,100	17,204
Office Depot, Inc. (a)	395,150	14,715
Penn National Gaming, Inc. (a)	388,850	16,402
Scientific Games Corp. (a)	527,750	18,540
SCP Pool Corp.	396,480	18,599
W.W. Grainger, Inc.	238,330	17,958

		178,167

Consumer Services—2.5%
Hilton Hotels Corp.	758,620	19,314
Monster Worldwide, Inc. (a)(b)	372,940	18,595

		37,909

Consumer Staples—1.6%

Archer-Daniels-Midland Co.	507,450	17,075

Brown-Forman Corp., Class B	104,310	8,029

		25,104

Electronics—1.4%
Tektronix, Inc.	602,180	21,504

Energy—11.3%
Alliant Energy Corp.	590,410	18,580
Amerada Hess Corp. (b)	125,800	17,914
Arch Coal, Inc.	237,550	18,040
Cooper Cameron Corp. (a)	433,170	19,094
Diamond Offshore Drilling, Inc.	210,210	18,814
ENSCO International, Inc.	335,710	17,272
EOG Resources, Inc. (b)	187,650	13,511
Grant Prideco, Inc. (a)	347,570	14,890
Pride International, Inc. (a)	541,250	16,876

		Value*
	Shares	(000s)

Tesoro Corp. (b)	247,410	$16,908

		171,899

Environmental Services—1.2%

Republic Services, Inc.	413,000	17,557

Financial Services—17.4%
Affiliated Managers Group, Inc. (a)(b)	183,270	19,538
Assurant, Inc.	361,240	17,791
Bear Stearns Cos., Inc. (b)	152,180	21,107
CB Richard Ellis Group, Inc., Class A (a)	238,360	19,236

CIT Group, Inc.	333,780	17,864

CNA Financial Corp. (a)(b)	627,610	19,983
E*Trade Financial Corp. (a)(b)	667,620	18,012
Federated Investors, Inc.	456,640	17,832

Hanover Insurance Group, Inc.	375,910	19,705

HCC Insurance Holdings, Inc.	534,640	18,606
Hospitality Properties Trust, REIT	402,080	17,559
Janus Capital Group, Inc.	786,790	18,230

Lincoln National Corp.	359,410	19,620

T. Rowe Price Group, Inc.	248,650	19,447

		264,530

Healthcare—9.2%
AmerisourceBergen Corp.	406,690	19,631
Biogen Idec, Inc. (a)	365,800	17,229
Dade Behring Holdings, Inc.	423,460	15,122
Endo Pharmaceuticals Holdings, Inc. (a)	548,010	17,980
Express Scripts, Inc. (a)(b)	186,390	16,384
Health Net, Inc. (a)(b)	318,400	16,181
Humana, Inc. (a)(b)	374,460	19,715
Varian Medical Systems, Inc. (a)(b)	316,700	17,786

		140,028

Materials & Processing—4.1%
Allegheny Technologies, Inc. (b)	339,270	20,756
Florida Rock Industries, Inc.	57,805	3,250

Phelps Dodge Corp.	233,440	18,799

Southern Copper Corp. (b)	237,840	20,093

		62,898

Paper/Paper Products—1.1%

Temple-Inland, Inc.	372,050	16,575

Technology—18.6%

Akamai Technologies, Inc. (a)	620,610	20,412
BEA Systems, Inc. (a)	1,395,850	18,328
Broadcom Corp., Class A (a)(b)	462,730	19,972
Cadence Design Systems, Inc. (a)(b)	991,130	18,326
CheckFree Corp. (a)	367,470	18,557
DST Systems, Inc. (a)(b)	311,500	18,048
Fisher Scientific International, Inc. (a)(b)	250,350	17,036
Harris Corp. (b)	361,220	17,082
LSI Logic Corp. (a)	1,339,730	15,487
Microchip Technology, Inc.	506,040	18,369
Molex, Inc.	581,630	19,310

Schedule of Investments
CCM Mid-Cap Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

Technology—(continued)
National Semi-conductor Corp. (b)	714,870	$19,902
NCR Corp. (a)	443,090	18,517
Red Hat, Inc. (a)(b)	503,710	14,094
SEI Investments Co.	196,210	7,952
Thomas & Betts Corp. (a)	414,210	21,282

		282,674

Telecommunications—1.2%
Andrew Corp. (a)	1,470,300	18,055

Transportation—2.7%

CH Robinson Worldwide, Inc.	427,090	20,966
Norfolk Southern Corp.	358,060	19,360

		40,326

Total Common Stock (cost—$1,276,949)		1,464,671

SHORT-TERM INVESTMENTS—15.2%

	Principal
	Amount

	(000s)

Collateral Invested for Securities on Loan (d)—12.1%
Adirondack 2005-1 Corp.,
4.659% due 4/3/06	$10,000	9,996
Altius I Funding Corp.,
4.778% due 4/18/06	3,000	2,993
Bank of America N.A.,
4.945% due 4/3/06 (c)	18,000	18,000
Bear Stearns Cos., Inc.,
4.995% due 4/3/06 (c)	16,000	16,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	19,316	19,316
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	24,000	24,000
Davis Square Funding III Corp.,
4.797% due 4/27/06	13,045	12,998
Davis Square Funding IV Corp.,
4.81% due 4/24/06	7,000	6,978
Goldman Sachs Group L.P., Series 2,
4.779% due 4/19/06	2,000	1,995
Morgan Stanley,
4.89% due 2/2/07, FRN	3,000	3,000
4.955% due 6/20/06	10,000	10,000
Morrigan TRR Funding LLC,
4.768% due 4/12/06	10,000	9,963
4.805% due 4/25/06	20,000	19,896
4.831% due 4/25/06	5,000	4,983
4.833% due 4/3/06	2,000	1,995
4.84% due 4/28/06	4,000	3,985
4.849% due 4/28/06	4,000	3,985

	Principal
	Amount	Value*
	(000s)	(000s)

Northern Rock PLC,
4.68% due 2/2/07, FRN (c)	$2,000	$2,000
Ormond Quay Funding LLC,
4.833% due 5/3/06	4,000	3,983
Sigma Finance, Inc.,
4.897% due 4/5/07, FRN (c)	5,000	5,002

		183,068

Repurchase Agreement—3.1%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	47,289	47,289
proceeds $47,306; collateralized by
Fannie Mae, 3.125%, 12/15/07, valued
at $48,236 including accrued interest
(cost—$47,289)

Total Short-Term Investments (cost—$230,430)		230,357

Total Investments (cost—$1,507,379)—111.6%		1,695,028

Liabilities in excess of other assets—(11.6)%		(176,504)

Net Assets—100.0%		$1,518,524

Notes to Schedule of Investments
(amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value
of $188,447; cash collateral of $183,021 was received
with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from
securities on loan.

Glossary:
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006.
REIT—Real Estate Investment Trust

Schedule of Investments
NACM Flex-Cap Value Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—92.8%

Aerospace—0.8%
AAR Corp. (a)	13,900	$396

Capital Goods—7.7%
3M Co.	13,600	1,029
Dycom Industries, Inc. (a)	20,900	444
ESCO Technologies, Inc. (a)	8,600	436
General Electric Co.	29,300	1,019

Textron, Inc.	7,700	719

		3,647

Commercial Products—1.2%
Healthspring, Inc. (a)	30,700	571

Consumer Discretionary—4.3%

Charming Shoppes (a)	35,500	528
Federated Department Stores, Inc.	9,500	693
WESCO International, Inc. (a)	12,100	823

		2,044

Consumer Services—4.6%

Comcast Corp., Class A (a)(b)	21,000	549
Energy Coal Resources,
Inc. (a)(c)(e)	26,000	416
Liberty Global, Inc. (a)	23,600	475
Time Warner, Inc.	44,300	744

		2,184

Consumer Staples—2.8%

Altria Group, Inc.	9,300	659
PepsiCo, Inc.	11,400	659

		1,318

Energy—14.4%

ChevronTexaco Corp.	15,000	870

ConocoPhillips	22,700	1,434
Exxon Mobil Corp.	31,900	1,941
Freescale Semi-conductor,

Inc., Class B (a)	40,500	1,125

Marathon Oil Corp.	9,300	708
Valero Energy Corp.	12,900	771

		6,849

Financial Services—32.7%
American Express Co.	16,900	888
American Home Mortgage Investment
Corp., REIT	15,200	474

American International Group, Inc.	15,700	1,038
Bank of America Corp.	29,398	1,339
Bank of New York Co., Inc.	21,800	786
Citigroup, Inc.	39,700	1,875
City National Corp.	6,300	484

		Value*
	Shares	(000s)

Countrywide Financial Corp.	38,000	$1,395
Goldman Sachs Group, Inc.	4,500	706
JER Investment Trust, Inc. (c)(e)	4,900	81

JP Morgan Chase & Co.	23,500	979
Morgan Stanley	8,600	540
North Fork Bancorp., Inc.	27,800	801
U.S. Bancorp	20,700	631
Washington Mutual, Inc.	39,500	1,684
Wells Fargo & Co.	28,000	1,788

		15,489

Healthcare—5.3%

Nektar Therapeutics, Inc. (a)(b)	24,200	493
Pfizer, Inc.	47,000	1,171

WellPoint, Inc. (a)	11,100	860

		2,524

Materials & Processing—3.9%
Alcan, Inc.	15,900	727
Dow Chemical Co.	14,600	593

Smurfit-Stone Containers Corp. (a)	37,600	510

		1,830

Technology—7.5%
3Com Corp. (a)	115,000	589
ASML Holding N.V., ADR (a)	37,100	756
Intel Corp.	15,900	308
International Business Machines
Corp.	11,500	948

Microsoft Corp.	34,300	933

		3,534

Telecommunications—6.1%
Alcatel S.A., ADR (a)(b)	47,600	733

AT&T, Inc.	48,600	1,314

Verizon Communications, Inc.	24,600	838

		2,885

Utilities—1.5%
Cinergy Corp.	5,000	227
NRG Energy, Inc. (a)	11,200	507

		734

Total Common Stock (cost—$40,702)		44,005

EXCHANGE-TRADED FUNDS—3.7%

iShares Russell 1000 Value Index
Fund (b) (cost—$1,600)	23,900	1,746

Schedule of Investments
NACM Flex-Cap Value Fund
March 31, 2006 (unaudited)

	Shares/
	Principal
	Amount	Value*
	(000s)	(000s)

SHORT-TERM INVESTMENTS—8.9%

Collateral Invested for
Securities on Loan (d)—5.4%
Allianz Dresdner Daily Asset Fund (f)	2,053	$2,053
Morgan Stanley,
4.955% due 6/20/2006	$ 500	500

		2,553

Repurchase Agreement—3.5%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%,	1,682	1,682
due 4/3/06, proceeds $1,683;
collateralized by Federal Home
Loan Bank, 4.125%, 10/19/07,
valued at $1,717 including
accrued interest (cost—$1,682)

Total Short-Term Investments (cost—$4,235)		4,235

Total Investments
(cost—$46,537)—105.4%		49,986

Liabilities in excess of other assets—(5.4)%		(2,577)

Net Assets—100.0%		$47,409

Notes to Schedule of Investments (amounts in thousands): (a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $2,452; cash collateral of $2,553 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration
under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions
exempt from registration, typically only to qualified
institutional buyers. Unless otherwise indicated,
these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from
securities on loan.

(e) Fair-valued security.

(f) The Fund is investing in shares of this affiliated fund.

Glossary:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

Schedule of Investments
NACM Global Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—96.9%

Bermuda—1.4%

Jardine Matheson Holdings Ltd.	17,200	$316
Shanghai Real Estate Ltd.	608,000	142

		458

Brazil—0.8%
Vivo Participacoes S.A. ADR (a)	61,200	262

Cayman Islands—1.0%
Hutchison Telecommunications
International Ltd. (a)	193,000	329

China—1.5%
Bio-Treat Technology Ltd.	332,000	248
Cheung Kong Ltd.	24,000	254

		502

Finland—0.8%
M-real Oyj	37,700	249

France—5.2%
Pinault-Printemps-Redoute S.A.	3,120	376

Publicis Groupe S.A.	8,795	343

Sanofi-Aventis ADR	6,524	619
Veolia Environnement	6,939	384

		1,722

Germany—2.7%
Commerzbank AG	8,273	329
Henkel KGaA	2,998	323

Schwarz Pharma AG	3,097	249

		901

Greece—0.7%
OPAP S.A.	6,250	239

Hong Kong—2.2%
Melco International Development	168,000	346
New World Development	211,000	370

		716

Indonesia—0.9%

PT Telekomunikasi Indonesia Tbk.	400,000	304

Ireland—1.5%
CRH PLC	13,803	482

Israel—0.5%
Israel Chemicals Ltd.	48,465	172

Italy—3.3%
Luxottica Group SpA	12,254	337

Mediaset SpA	26,627	314

		Value*
	Shares	(000s)

Sanpaolo IMI SpA	23,771	$425

		1,076

Japan—15.8%
Gigas K's Denki Corp.	8,560	250

Hisamitsu Pharmaceutical Co., Inc.	9,500	238

Hokuhoku Financial Group, Inc.	103,000	452
Japan Tobacco, Inc.	98	345

JSR Corp.	10,600	315
NGK Spark Plug Co., Ltd.	14,000	326
Nippon Electric Glass Co., Ltd.	10,400	258
Nisshinbo Industries, Inc.	23,000	257

Nitori Co., Ltd.	5,350	278
Rakuten, Inc.	329	299
Seven & I Holdings Co., Ltd.	7,400	293
Shimizu Corp.	41,000	298

Sumco Corp.	5,100	274

Sumitomo Mitsui Financial
Group, Inc.	50	552

Takeuchi Manufacturing Co., Ltd.	3,000	132
Teijin Ltd.	48,000	320
Tokyo Electron Ltd.	5,000	344

		5,231

Malaysia—1.0%
Commerce Asset-Holding Bhd.	184,800	316

Netherlands—1.9%
ASML Holding NV (a)	15,549	316
Royal Numico NV (a)	6,720	297

		613

South Korea—2.2%

Kookmin Bank ADR (a)	3,900	334
Samsung Electronics Co., Ltd.	620	400

		734

Sweden—2.0%
Assa Abloy AB	19,400	360
Telefonaktiebolaget LM

Ericsson ADR (a)	8,300	313

		673

Switzerland—6.3%

Adecco S.A.	6,538	365
EFG International (a)	1,322	36
Roche Holdings AG	3,847	572

Straumann Holding AG	1,031	235
UBS AG	5,156	567
Ypsomed Holding AG (a)	1,914	320

		2,095

Taiwan—0.8%
United Microelectronics Corp. ADR	79,500	271

Schedule of Investments
NACM Global Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

United Kingdom—3.5%
ARM Holdings PLC	178,367	$411
Bodycote International PLC	59,438	285
HSBC Holdings PLC	28,507	477

		1,173

United States—40.9%
Affiliated Managers Group, Inc. (a)	3,200	341
American International Group, Inc.	9,500	628
Ansys, Inc. (a)	8,200	444

Boeing Co.	6,500	507
Central Garden and Pet Co. (a)	5,100	271
ConocoPhillips	8,400	531
Federated Department Stores, Inc.	6,800	496
First Cash Financial
Services, Inc. (a)	12,900	258
Freescale Semi-conductor, Inc.,
Class B (a)	17,328	481
Humana, Inc. (a)	6,300	332
ITT Industries, Inc.	5,800	326
JLG Industries, Inc.	9,300	286
JP Morgan Chase & Co.	10,700	446
Marathon Oil Corp.	5,100	389
Microsoft Corp.	16,900	460
Morgan Stanley	9,200	578
Mylan Laboratories, Inc.	12,400	290
Nasdaq Stock Market, Inc. (a)	5,900	236
Nordstrom, Inc.	8,200	321
Occidental Petroleum Corp.	3,600	334
Pike Electric Corp. (a)	10,500	221
Pioneer National Resources, Co.	4,200	186
Praxair, Inc.	6,600	364
QUALCOMM, Inc.	9,900	501
Quiksilver, Inc. (a)	28,300	392
Raytheon Co.	8,900	408
RTI International Metals, Inc. (a)	5,600	307
TD Ameritrade Holding Corp. (a)	17,500	365
Tiffany & Co.	6,700	252
Transocean, Inc. (a)	4,700	377
United Technologies Corp.	7,200	417
Valero Energy Corp.	7,500	448
Wal-Mart Stores, Inc.	7,300	345
WESCO International, Inc. (a)	5,300	360
XTO Energy, Inc.	6,000	261
Yahoo!, Inc. (a)	11,800	381

		13,540

Total Common Stock (cost—$28,740)		32,058

		Value*
	Units	(000s)

WARRANTS (a)—0.8%

Bahamas—0.8%
Credit Suisse First Boston,
Expires 9/15/06 (cost—$247)	676,000	$258

	Principal
	Amount
	(000s)

Repurchase Agreement—3.4%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	$1,115	1,115
proceeds $1,115; collateralized by
Fannie Mae, 3.125%, 12/15/07, valued
at $1,139 including accrued interest
(cost—$1,115)

Total Investments
(cost—$30,102)—101.1%		33,431

Liabilities in excess of other assets—(1.1)%		(358)

Net Assets—100.0%		$33,073

Notes to Schedule of Investments
(a) Non-income producing.

Schedule of Investments
NACM Growth Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—98.8%

Aerospace—4.2%
Boeing Co.	600	$47
Lockheed Martin Corp.	1,100	83
Raytheon Co.	1,100	50

		180

Automotive Products—0.5%
Genuine Parts, Co.	500	22

Capital Goods—5.6%
General Electric Co.	3,100	108
Illinois Tool Works, Inc.	700	67
Parker Hannifin Corp.	800	65

		240

Consumer Discretionary—12.8%
AMR Corp. (a)	1,000	27
AnnTaylor Stores Corp. (a)	1,500	55

Claire's Stores, Inc.	1,800	65

Dollar Tree Stores, Inc. (a)	1,900	53
Federated Department Stores, Inc.	600	44
Gap, Inc.	2,300	43

International Game Technology	1,200	42

J.C. Penney Co., Inc.	900	54
McDonald's Corp.	1,200	41

Newell Rubbermaid, Inc.	1,700	43
Weight Watchers International, Inc.	1,100	57
Yum! Brands, Inc.	400	20

		544

Consumer Services—3.9%
Corporate Executive Board Co.	400	40
McKesson Corp.	1,300	68
Pharmaceutical Product
Development, Inc.	1,600	56

		164
Consumer Staples—8.4%
Altria Group, Inc.	600	42
Anheuser-Busch Cos., Inc.	900	38
Archer-Daniels-Midland Co.	2,100	71
Coca-Cola Co.	2,000	84
General Mills, Inc.	1,100	56
Procter & Gamble Co.	390	22
Safeway, Inc.	1,700	43

		356
Energy—3.8%
Devon Energy Corp.	800	49
Diamond Offshore Drilling, Inc.	500	45
Helmerich & Payne, Inc.	600	42
Transocean, Inc. (a)	300	24

		160

		Value*
	Shares	(000s)

Financial Services—3.4%
Allstate Corp.	900	$47
American International Group, Inc.	300	20
Chubb Corp.	400	38
Legg Mason, Inc.	300	38

		143

Healthcare—16.7%
Abbott Laboratories	1,700	72

Aetna, Inc.	1,400	69
Baxter International, Inc.	1,300	50
Becton Dickinson & Co.	900	55
Biogen Idec, Inc. (a)	1,200	57
Cardinal Health, Inc.	500	37

Express Scripts, Inc. (a)	600	53

Johnson & Johnson	2,600	154
Manor Care, Inc.	1,300	58
UnitedHealth Group, Inc.	1,900	106

		711

Materials & Processing—3.0%
Martin Marietta Materials, Inc.	700	75
Nucor Corp.	500	52

		127

Multi-Media—0.5%
CBS Corp.	800	19

Technology—29.7%
Agilent Technologies, Inc. (a)	1,400	53

Applied Materials, Inc.	3,900	68

Broadcom Corp., Class A (a)	600	26
Cisco Systems, Inc. (a)	5,100	110
Computer Sciences Corp. (a)	800	44
Corning, Inc. (a)	2,300	62
Electronic Data Systems Corp.	1,500	40
Emerson Electric Co.	800	67
Google, Inc., Class A (a)	100	39
Hewlett-Packard Co.	1,700	56
IMS Health, Inc.	1,600	41
International Business Machines
Corp.	1,300	107
Intersil Corp.	1,800	52
LSI Logic Corp. (a)	2,400	28
Microsoft Corp.	1,700	46
Motorola, Inc.	2,600	60
National Semi-conductor Corp.	2,200	61
Oracle Corp. (a)	5,900	81
QUALCOMM, Inc.	1,100	56
Red Hat, Inc. (a)	1,400	39
Synopsys, Inc. (a)	900	20
Texas Instruments, Inc.	2,400	78

Schedule of Investments

NACM Growth Fund

March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

Technology—(continued)
Thomas & Betts Corp. (a)	500	$26

		1,260

Transportation—6.3%
Burlington Northern Santa Fe Corp.	800	67
CSX Corp.	1,300	78
Laidlaw International, Inc.	1,600	43
United Parcel Service, Inc., Class B	1,000	79

		267

Total Common Stock (cost—$3,765)		4,193

	Principal
	Amount
	(000s)

Repurchase Agreement—1.1%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	$48	48
proceeds $48; collateralized by
Fannie Mae, 5.75%, due 2/15/08,
valued at $51 including
accrued interest (cost—$48)

Total Investments (cost—$3,813)—99.9%		4,241

Other assets less liabilities—0.1%		2

Net Assets—100.0%		$4,243

Notes to Schedule of Investments
(a) Non-income producing.

Schedule of Investments
NACM International Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—94.1%

Australia—4.1%
BHP Billiton Ltd.	115,300	$2,294
Macquarie Airports, Unit	1,738,700	4,188

Oxiana Ltd. (a)	1,912,300	3,674

Rio Tinto Ltd.	37,000	2,087

		12,243

Austria—0.9%
IMMOFINANZ Immobilien Anlagen AG (a)	117,400	1,218

Voestalpine AG	10,000	1,398

		2,616

Belgium—5.1%
Compagnie Maritime Belge S.A.	5,499	165
Fortis NV, Unit	172,100	6,134
Groupe Bruxelles Lambert S.A.	32,100	3,567
KBC Groep NV	50,700	5,432

		15,298

Cayman Islands—0.2%
Solomon Systech International Ltd.	1,303,000	633

China—0.2%
Hopewell Holdings Ltd.	219,000	635

Denmark—1.2%
Danske Bank A/S	88,900	3,296
Sydbank A/S	7,900	247

		3,543

Finland—2.0%
Rautaruukki Oyj	162,800	6,004

France—9.6%
Bacou Dalloz	5,500	614
BNP Paribas	55,450	5,121
Credit Agricole S.A.	55,700	2,159
Sanofi-Aventis	74,400	7,055
Societe Generale	32,111	4,812
Total S.A.	7,098	1,871
Vallourec	7,000	6,742
Vivendi Universal S.A.	19,700	673

		29,047

Germany—3.0%
Continental AG	10,200	1,122
DaimlerChrysler AG	3,700	212

Deutsche Bank AG	9,800	1,118

Hannover Rueckversicherung AG	52,100	1,931
MAN AG	1,800	125

SAP AG	3,460	750
Volkswagen AG	48,800	3,679

		8,937

		Value*
	Shares	(000s)

Hong Kong—0.9%
Hang Lung Group Ltd.	223,000	$510
Sino Land Co.	1,114,000	1,604
TPV Technology Ltd.	458,000	504

		2,618

Italy—3.7%

Banche Popolari Unite S.c.r.l.	232,400	5,630

Capitalia SpA	587,100	4,867
Sanpaolo IMI SpA	38,600	690

		11,187

Japan—29.4%

Aisin Seiki Co., Ltd.	144,300	5,614
Astellas Pharma, Inc.	38,300	1,451
Canon, Inc.	28,800	1,901
Denso Corp.	176,400	6,973
Fujitsu Ltd.	137,000	1,151

Honda Motor Co., Ltd.	84,700	5,228

Horiba Ltd.	22,000	690
Ibiden Co., Ltd.	68,500	3,462

Itochu Corp.	471,000	4,053
Japan Tobacco, Inc.	1,810	6,369
JFE Holdings, Inc.	41,200	1,666

Kobe Steel Ltd.	453,000	1,723
Koei Co., Ltd.	28,300	589
Komatsu Ltd.	142,000	2,708
Marubeni Corp.	360,000	1,887

Matsushita Electric Industrial Co., Ltd.	176,000	3,889

Mitsubishi Corp.	259,400	5,914
Mitsui & Co., Ltd.	132,000	1,906

NGK Spark Plug Co., Ltd.	126,000	2,936
Nippon Electric Glass Co., Ltd.	62,000	1,536
Parco Co., Ltd.	105,000	1,314
Plenus Co., Ltd.	20,200	615
Shinko Electric Industries Co., Ltd.	21,700	655
Star Micronics Co., Ltd.	41,000	674
Sumitomo Corp.	270,000	3,848
Sumitomo Metal Industries Ltd.	863,000	3,706
Takeda Pharmaceutical Co., Ltd.	32	2
Teijin Ltd.	279,000	1,859
Tokyo Electron Ltd.	59,800	4,112

Toshiba Corp.	515,000	2,993

Toyota Motor Corp.	79,400	4,323
Xebio Co., Ltd.	64,500	2,229
Yaskawa Electric Corp.	62,000	700

		88,676

Luxembourg—0.0%
Arcelor S.A.	3,300	130

Schedule of Investments
NACM International Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

Netherlands—4.7%
ABN AMRO Holding NV	25,600	$765
Fortis NV, Unit	65,200	2,321
Fugro NV	70,474	2,711
Heineken NV	37,200	1,409
ING Groep NV	49,600	1,953
Royal Dutch Shell PLC, Class B	57,500	1,872
USG People NV	41,300	2,986

		14,017

Norway—0.9%
DNB NOR ASA	209,400	2,814

Papua New Guinea—0.6%
Lihir Gold Ltd. (a)	991,400	1,873

Singapore—0.6%
Jardine Cycle & Carriage Ltd.	16,000	110
SembCorp Marine Ltd.	656,000	1,155
Starhub Ltd.	381,000	512

		1,777

Spain—3.5%
ACS Actividades Construcciones y

Servicios S.A.	80,300	3,114

Banco Bilbao Vizcaya Argentaria S.A.	128,600	2,679
Banco Santander Central Hispano S.A.	71,251	1,039
Fadesa Inmobiliaria, S.A.	52,100	1,878
Gestevision Telecinco S.A.	39,800	992
Telefonica S.A.	50,728	795

		10,497

Sweden—2.0%
Nordea Bank AB	107,500	1,327
Svenska Handelsbanken AB, Class A	171,600	4,765

		6,092

Switzerland—4.8%
Credit Suisse Group	35,400	1,980
Georg Fischer AG (a)	3,173	1,412

Nestle S.A.	2,127	630
Novartis AG	37,400	2,075
Roche Holdings AG	13,344	1,983
Swiss Reinsurance	16,800	1,171
UBS AG	28,943	3,181
Zurich Financial Services AG (a)	8,142	1,906

		14,338

United Kingdom—16.7%

AstraZeneca PLC	31,219	1,569
Aviva PLC	43,940	609

BAE Systems PLC	218,900	1,596
Barclays PLC	42,405	495
Barratt Developments PLC	38,700	709

		Value*
	Shares	(000s)

BHP Billiton PLC	281,900	$5,169
BP PLC	288,001	3,313
British American Tobacco PLC	76,200	1,844
British Energy Group PLC (a)	120,800	1,358
Cookson Group PLC (a)	71,500	641
First Choice Holidays PLC	172,300	643
GlaxoSmithKline PLC	379,426	9,919
HBOS PLC	91,588	1,527

HSBC Holdings PLC	80,500	1,347

Lonmin PLC	45,700	2,113
Marks & Spencer Group PLC	167,400	1,616

Old Mutual PLC	314,600	1,096
Prudential PLC	32,900	381
Rio Tinto PLC	128,200	6,575

Rolls-Royce Group PLC (a)	114,214	907
Rolls-Royce Group PLC, Class B	2,873,673	5
Royal Bank of Scotland Group PLC	81,400	2,647
Taylor Woodrow PLC	516,300	3,615
Vodafone Group PLC	337,041	703

		50,397

Total Common Stock (cost—$249,282)		283,372

PREFERRED STOCK (a)—0.2%

Italy—0.2%
IFI - Istituto Finanziario
Industriale SpA (cost—$718)	35,100	758

	Principal
	Amount
	(000s)

Repurchase Agreement—7.4%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	$22,314	22,314
proceeds $22,322; collateralized by
Fannie Mae, 5.75%, 2/15/08, valued
at $22,761 including accrued interest
(cost—$22,314)

Total Investments (cost—$272,314)—101.7%		306,444

Liabilities in excess of other assets—(1.7)%		(5,263)

Net Assets—100.0%		$301,181

Notes to Schedule of Investments:
(a) Non-income producing.

Glossary:
Unit - More than one class of securities traded together.

Schedule of Investments
NACM Pacific Rim Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—96.7%

Australia—7.6%
AMP Bank Ltd.	379,367	$2,354
BHP Billiton Ltd.	168,937	3,362
Commonwealth Bank of Australia	42,747	1,385
CSL Ltd.	81,535	3,198
Macquarie Bank Ltd.	22,747	1,051
Rio Tinto Ltd. (b)	28,652	1,616
Westpac Capital Corp.	88,681	1,507
Woodside Petroleum Ltd.	73,455	2,389

		16,862

Bermuda—1.7%
Celestial Nutrifoods Ltd.	4,816,000	3,667

Cayman Islands—4.0%
AAC Acoustic Technology
Holdings, Inc. (a)	1,324,000	1,236
China Fishery Group Ltd. (a)	1,850,000	3,034
FU JI Food and Catering Services
Holdings Ltd.	435,000	902
Hengan International Group Co., Ltd.	856,000	1,355
Hutchison Telecommunications
International Ltd. (a)	628,000	1,072
Suntech Power Holdings Co., Ltd.,
ADR (a)	31,400	1,162

		8,761

China—1.5%
China Hongxing Sports Ltd. (a)	1,422,000	1,179
Foxconn International Holdings
Ltd. (a)	1,144,000	2,149

		3,328

Hong Kong—1.9%
China Shenhua Energy Co., Ltd.,
Class H (a)	787,400	1,378
Hong Kong Exchange & Clearing Ltd.	200,000	1,203
Shangri-La Asia Ltd.	1,071,150	1,725

		4,306

India—1.0%
Satyam Computer Services Ltd., ADR	49,300	2,157

Indonesia—7.1%
Bakri Brothers, Inc. (a)	141,767,500	2,652
PT Astra Agro Lestari Tbk.	920,000	626
PT Astra International Tbk.	2,544,500	3,148
PT Bank Niaga Tbk.	21,156,500	1,096
PT Ciputra Surya Tbk.	11,648,000	756
PT Perusahaan Gas Negara	2,915,500	3,212
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk. (a)	3,860,500	1,717
PT United Tractors Tbk.	5,015,000	2,480

		15,687

		Value*
	Shares	(000s)

Japan—62.6%
Advantest Corp. (b)	13,600	$1,616
Amada Co., Ltd.	268,000	2,931
Astellas Pharma, Inc.	45,100	1,709
Denso Corp.	55,200	2,182
E*Trade Securities Co., Ltd. (b)	448	1,030
Haseko Corp. (a)(b)	1,430,500	5,395
Hitachi Construction Machinery Co.,
Ltd.	105,600	2,777
Honeys Co., Ltd. (b)	24,250	1,287

Hoosiers Corp. (b)	245	1,029

JAFCO Co., Ltd.	21,100	1,594
Japan Steel Works Ltd.	922,000	6,280

JGC Corp.	158,000	3,115
Kawasaki Heavy Industries Ltd. (b)	565,000	1,984
KK DaVinci Advisors (a)	1,608	2,190
Komatsu Electronic Metals Co., Ltd.	58,900	1,513
Komeri Co., Ltd.	37,400	1,397
Marubeni Corp.	674,000	3,532
Mitsubishi Heavy Industries Ltd.	542,000	2,575
Mitsubishi Tokyo Financial Group,
Inc.	561	8,531
Mitsui & Co., Ltd.	269,000	3,885
Mitsui Fudosan Co., Ltd.	49,000	1,126
Mizuho Financial Group, Inc.	546	4,466

Murata Manufacturing Co., Ltd.	32,000	2,164

Nikon Corp.	120,000	2,149
Nishi-Nippon City Bank Ltd.	292,000	1,591
Nissan Motor Co., Ltd.	127,500	1,514
Nomura Holdings, Inc.	131,700	2,918

Nomura Research Institute Ltd.	14,200	1,736

Orient Corp. (a)(b)	597,000	2,270
Orix Corp.	8,400	2,609
Osaka Securities Exchange Co., Ltd.	330	4,100
Sanyo Special Steel Co., Ltd.	105,000	1,156
Sega Sammy Holdings, Inc.	27,600	1,120

Sumitomo Metal Industries Ltd.	765,000	3,285

Sumitomo Mitsui Financial Group,
Inc.	393	4,338

Sumitomo Trust & Banking Co., Ltd.	351,000	4,061
T&D Holdings, Inc.	42,150	3,288
Taiheiyo Cement Corp.	813,000	3,922
Takeda Pharmaceutical Co., Ltd.	39,900	2,270
Takeuchi Manufacturing Co., Ltd.	72,700	3,187
THK Co., Ltd.	72,400	2,328
Toho Tenax Co., Ltd. (a)(b)	300,000	2,085
Toho Titanium Co., Ltd. (b)	31,000	2,222
Tokuyama Corp.	316,000	5,357
Tokyo Electron Ltd.	19,500	1,341
Tokyu Land Corp.	516,000	4,616

Toshiba Corp. (b)	250,000	1,453

Toyota Motor Corp.	124,500	6,779

Schedule of Investments
NACM Pacific Rim Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

Japan—(continued)
Yamada Denki Co., Ltd.	22,400	$2,591

		138,594

Korea—1.2%
Hynix Semiconductor, Inc. (a)	56,100	1,657
Korea Zinc Co., Ltd.	14,040	1,096

		2,753

Malaysia—2.1%
Commerce Asset-Holding Bhd.	1,560,000	2,669
IOI Corp.	550,000	1,986

		4,655

Singapore—1.6%

ASE Test Ltd. (a)	110,200	992

Singapore Exchange Ltd.	1,003,000	2,479

		3,471

South Korea—2.7%

Cheil Industries, Inc.	28,560	1,044
Hyundai Engineering & Construction
Co., Ltd. (a)	53,900	2,747
NHN Corp. (a)	3,259	1,002
Shinhan Financial Group Co., Ltd.	26,000	1,160

		5,953

Thailand—1.7%
Amata Corp. PCL	3,231,200	1,451
Italian-Thai Development PCL (d)	7,047,800	1,260
Sino Thai Engineering & Construction Ltd	4,364,800	1,067

		3,778

Total Common Stock
(cost—$175,051)		213,972

WARRANTS (a)—0.5%

	Units

Luxembourg—0.5%
Associated Cement Co., Ltd.
Expires 7/28/06 (cost—$603)	63,934	1,124

SHORT-TERM INVESTMENTS—11.8%

	Principal
	Amount
	(000s)

Collateral Invested for Securities
on Loan (d)—9.3%
Adirondack 2005-1 Corp.,
4.659% due 4/03/06	$1,500	1,499
Altius I Funding Corp.,
4.778% due 4/18/06	1,500	1,497
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	3,234	3,234
Davis Square Funding IV Corp.,
4.81% due 4/24/06	1,000	997
Davis Square Funding V Corp.,
4.717% due 4/10/06	2,000	1,997

Goldman Sachs Group L.P. Series 2

4.779% due 4/19/06	700	698
Morgan Stanley,
4.955% due 6/20/06	2,000	2,000

Morrigan TRR Funding LLC,

4.743% due 4/3/06	3,000	2,992
4.831% due 4/25/06	2,000	1,993
4.84% due 4/28/06	700	697

Ormond Quay Funding LLC,

4.833% due 5/3/06	3,000	2,987

		20,591

Repurchase Agreement—2.5%

State Street Bank & Trust Co.,

dated 3/31/06, 4.40%, due 4/3/06,	5,603	5,603
proceeds $5,605; collateralized by
Fannie Mae, 3.125%, due 12/15/07,
valued at $5,717 including accrued
interest (cost—$5,603)

Total Short-Term Investments (cost—$26,204)		26,194

Total Investments
(cost—$201,858)—109.0%		241,290

Liabilities in excess of other assets—(9.0)%		(19,905)

Net Assets—100.0%		$221,385

Notes to Schedule of Investments
(amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value
of $18,964; cash collateral of $20,573 was received with
which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration
under Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt from
registration, typically only to qualified institutional buyers.
Unless otherwise indicated, these securities are not

considered to be illiquid.

(d) Security purchased with the cash proceeds from
securities on loan.

Glossary:
ADR—American Depositary Receipt

Schedule of Investments
NFJ Dividend Value Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—93.5%

Capital Goods—1.6%
Stanley Works	612,000	$31,004

Commercial Products—0.4%
RR Donnelley & Sons Co.	219,000	7,166

Consumer Discretionary—7.4%
Limited Brands, Inc. (b)	1,350,000	33,021
Mattel, Inc.	1,950,000	35,354
V.F. Corp.	603,000	34,311
Whirlpool Corp. (b)	388,700	35,554

		138,240

Consumer Services—0.4%
Deluxe Corp. (b)	306,000	8,008

Consumer Staples—12.3%
Altria Group, Inc.	547,000	38,760
Anheuser-Busch Cos., Inc. (b)	890,000	38,065
Coca-Cola Co.	1,018,400	42,640
ConAgra Foods, Inc. (b)	1,763,000	37,834
Kimberly-Clark Corp.	610,000	35,258
Reynolds American, Inc. (b)	355,000	37,453

		230,010

Energy—15.7%
Anadarko Petroleum Corp.	374,000	37,778
ChevronTexaco Corp.	630,000	36,521
ConocoPhillips	593,100	37,454
Marathon Oil Corp.	942,000	71,752
Occidental Petroleum Corp.	372,000	34,466
PetroChina Co., Ltd. ADR (b)	370,000	38,832
Petroleo Brasileiro S.A. ADR	424,000	36,748

		293,551

Financial Services—25.8%
Allstate Corp.	721,400	37,592
Bank of America Corp.	739,000	33,654
Duke Realty Corp., REIT (b)	791,000	30,018
Freddie Mac	534,400	32,598
JP Morgan Chase & Co.	812,000	33,812
Key Corp. Capital (b)	1,975,000	72,680
Lincoln National Corp. (b)	625,000	34,119
Morgan Stanley	580,000	36,436
Regions Financial Corp. (b)	2,050,000	72,098
St. Paul Travelers Cos., Inc.	811,000	33,892
Washington Mutual, Inc. (b)	1,560,000	66,487

		483,386

Healthcare—8.0%
GlaxoSmithKline PLC ADR	701,000	$36,669
Merck & Co., Inc.	2,020,000	71,165
Pfizer, Inc.	1,653,000	41,193

		149,027

Materials & Processing—7.1%
Dow Chemical Co. (b)	822,000	33,373
Freeport-McMoran Copper & Gold,
Inc., Class B (b)	603,000	36,041
Lyondell Chemical Co.	1,340,000	26,667
Masco Corp.	1,119,000	36,356

		132,437

Technology—2.0%
Seagate Technology, Inc. (a)(b)	1,400,000	36,862

Telecommunications—5.8%
ALLTEL Corp.	562,000	36,390
AT&T, Inc.	1,320,000	35,693
Verizon Communications, Inc.	1,050,000	35,762

		107,845

Utilities—7.0%
DTE Energy Co. (b)	833,000	33,395
KeySpan Corp.	786,000	32,124
Progress Energy, Inc. (b)	753,000	33,117
Sempra Energy	690,000	32,057

		130,693

Total Common Stock (cost—$1,588,722)		1,748,229

SHORT-TERM INVESTMENTS—24.1%

	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—16.7%
Adirondack 2005-1 Corp.,
4.643% due 4/3/06	$24,000	23,990
Altius I Funding Corp.,
4.778% due 4/18/06	30,000	29,928
4.809% due 4/21/06 (c)	3,000	2,992
Beta Finance, Inc., Series 3, FRN (c)
4.925% due 8/1/06	1,000	1,000
Canadian Imperial Bank (c)
4.875% due 4/3/06	2,801	2,801
Countrywide Financial Corp., FRN,
4.77% due 11/3/06	1,340	1,340
Davis Square Funding IV Corp.,
4.81% due 4/24/06	17,000	16,946
Davis Square Funding V Corp.,
4.717% due 4/10/06	17,000	16,978
4.839% due 5/15/06	19,000	18,886

Schedule of Investments
NFJ Dividend Value Fund
March 31, 2006 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Collateral Invested for Securities on Loan—(continued)
Goldman Sachs Group L.P., Series 2,
4.727% due 4/10/06	$35,000	$34,954
4.769% due 9/15/06, FRN (c)	8,000	8,002
4.779% due 4/19/06	25,000	24,938
Morgan Stanley
4.89% due 2/2/07, FRN,	2,000	2,000
4.955% due 6/20/06	20,000	20,000
4.955% due 7/10/06	5,000	5,000
Morrigan TRR Funding LLC,
4.743% due 4/3/06	18,000	17,950
4.768% due 4/12/06	15,000	14,945
4.805% due 4/25/06	20,000	19,896
4.831% due 4/25/06	21,000	20,930
4.849% due 4/28/06	7,000	6,974
Northern Rock PLC, FRN (c)
4.68% due 2/2/07	2,000	2,000
Sierra Madre Funding Delaware Corp.,
4.81% due 4/24/06	10,000	9,968
Sigma Finance, Inc., FRN (c)
4.897% due 4/5/07	10,000	10,004

		312,422

Repurchase Agreement—7.4%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	139,177	139,177
proceeds $139,228; collateralized by
Federal Home Loan Bank, 4.125%,
10/19/07, valued at $141,964 including
accrued interest (cost—$139,177)

Total Short-Term Investments (cost—$451,742)		451,599

Total Investments—117.6%
(cost—$2,040,464)		2,199,828

Liabilities in excess of other assets—(17.6)%		(330,037)

Net Assets—100.0%		$1,869,791

Notes to Schedule of Investments
(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion on loan with an aggregate market value of $303,067; cash collateral of $312,188 was received with which the Fund purchased short-term investments.

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Securities purchased with the cash proceeds from securities on loan.

Glossary:
ADR—American Depositary Receipt
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006.
REIT—Real Estate Investment Trust

Schedule of Investments
NFJ International Value Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—88.0%

Australia—1.8%
Amcor Ltd. ADR	57,400	$1,215

Bahamas—1.4%
Teekay Shipping Corp. (b)	25,000	927

Belgium—1.7%
Delhaize Group ADR	15,900	1,137

Bermuda—3.0%
Frontline Ltd. (b)	26,500	887
RenaissanceRe Holdings Ltd.	28,400	1,239

		2,126

Brazil—12.2%
Cia de Saneamento Basico do Estado
de Sao Paulo ADR	90,700	1,996
Companhia Vale do Rio Doce ADR	39,300	1,907
Empresa Brasileira de Aeronautica
S.A. ADR	16,400	604
Petroleo Brasileiro S.A. ADR	21,400	1,855
Votorantim Celulose e Papel S.A.
ADR (b)	115,000	1,861

		8,223

Canada—9.9%
Agrium, Inc.	24,200	611
Canadian Pacific Railway Ltd. (b)	25,000	1,249
Magna International, Inc.,
Class A (b)	16,000	1,211
Methanex Corp.	29,800	612
Petro-Canada	25,200	1,199
Quebecor World, Inc. (b)	64,000	629
TransCanada Corp. (b)	40,000	1,157

		6,668

Cayman Islands—1.0%
Seagate Technology, Inc. (a)(b)	24,500	645

China—8.1%
Aluminum Corp. of China Ltd. ADR	11,600	1,215
China Mobile (Hong Kong)
Ltd. ADR (b)	45,200	1,199
Sinopec Shanghai Petrochemical
Co., Ltd. ADR	22,100	1,259
Yanzhou Coal Mining Co.,
Ltd. ADR (b)	40,600	1,776

		5,449

France—1.8%
AXA S.A. ADR	34,800	1,217

Japan—2.7%
Canon, Inc. ADR	18,300	1,209
Nissan Motor Co., Ltd. ADR (b)	25,200	599

		1,808

Mexico—6.2%
Cemex S.A. de C.V. ADR	27,700	1,808
Coca-Cola Femsa S.A. de C.V. ADR	37,600	1,248
Telefonos de Mexico
S.A. de C.V. ADR	51,800	1,165

		4,221

Netherlands—7.0%
ABN AMRO Holding NV ADR	78,000	2,331
ING Groep NV ADR	61,400	2,419

		4,750

Norway—2.7%
Norsk Hydro ASA ADR (b)	13,300	1,840

Peru—0.9%
Compania de Minas Buenaventura
S.A.U. ADR	25,600	632

South Africa—0.9%
Sasol Ltd. ADR	16,400	620

South Korea—9.8%
Korea Electric Power Corp. ADR	113,000	2,441
KT Corp. ADR	83,500	1,779
POSCO ADR	37,500	2,392

		6,612

Sweden—2.7%
Volvo AB ADR (b)	38,600	1,800

Taiwan—1.8%
AU Optronics Corp. ADR (b)	40,800	608
Siliconware Precision Industries
Co. ADR (b)	90,300	583

		1,191

United Kingdom—12.4%
British American Tobacco PLC ADR	24,600	1,196
Diageo PLC ADR	9,400	596
GlaxoSmithKline PLC ADR	22,900	1,198
HSBC Holdings PLC ADR	14,300	1,198
Imperial Chemical Industries
PLC ADR	49,600	1,192
Unilever PLC ADR	29,600	1,216
United Utilities PLC ADR (b)	73,400	1,780

		8,376

Total Common Stock (cost—$53,694)		59,457

Schedule of Investments
NFJ International Value Fund
March 31, 2006 (unaudited)

	Shares/
	Principal
	Amount	Value*
	(000s)	(000s)

SHORT-TERM INVESTMENTS—29.0%

Collateral Invested for
Securities on Loan (d)—19.1%
Adirondack 2005-1 Corp.,
4.659% due 4/3/06	$1,000	$1,000
Allianz Dresdner Daily Asset Fund, (e)
	10,661	10,661
Bear Stearns Co., Inc.,
4.995% due 4/3/06 (c)	$1,000	1,000
Morgan Stanley,
4.955% due 6/20/06	250	250

		12,911

Repurchase Agreement—9.9%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	6,711	6,711
proceeds $6,713; collateralized by
Fannie Mae, 3.125%, 12/15/07, valued
at $6,846 including accrued interest
(cost—$6,711)

Total Short-Term Investments
(cost—$19,622)		19,622

Total Investments
(cost—$73,316)—117.0%		79,079

Liabilities in excess of
other assets—(17.0)%		(11,500)

Net Assets—100.0%		$67,579

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion with an aggregate
market value of $12,487; cash collateral of $12,907 was
received with which the Fund purchased short-term
investments.

(c) 144A Security—Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration
typically only to qualified institutional buyers. Unless
otherwise indicated, these securities are not considered
illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) The Fund is investing in shares of
this affiliated Fund.

Glossary: ADR — American Depositary Receipt

Schedule of Investments
NFJ Large-Cap Value Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—96.1%

Aerospace—1.9%
Northrop Grumman Corp.	26,500	$1,810

Capital Goods—6.0%
3M Co.	12,100	916
Deere & Co. (a)	23,400	1,850
Johnson Controls, Inc.	37,500	2,847

		5,613

Consumer Discretionary—4.6%
Limited Brands, Inc.	69,500	1,700
McDonald's Corp.	25,000	859
Paccar, Inc.	25,200	1,776

		4,335

Consumer Services—2.0%
Gannett Co., Inc. (a)	30,800	1,846

Consumer Staples—8.5%
Altria Group, Inc.	24,300	1,722
Anheuser-Busch Cos., Inc.	20,200	864
Coca-Cola Enterprises, Inc.	44,100	897
ConAgra Foods, Inc.	90,500	1,942
Fortune Brands, Inc.	10,700	863
Kimberly-Clark Corp.	30,000	1,734

		8,022

Energy—13.1%
Apache Corp.	42,500	2,784
ConocoPhillips	45,100	2,848
GlobalSantaFe Corp.	15,700	954
Occidental Petroleum Corp.	29,300	2,715
Valero Energy Corp.	49,700	2,971

		12,272

Financial Services—33.3%
Allstate Corp.	69,200	3,606
Bank of America Corp.	57,800	2,632
Cigna Corp.	6,800	888
Citigroup, Inc.	56,500	2,668
Countrywide Financial Corp.	50,200	1,842
Equity Office Properties Trust, REIT	55,400	1,860
Fannie Mae	33,500	1,722
KeyCorp	73,200	2,694
Lehman Brothers Holdings, Inc. (a)	18,800	2,717
Marsh & McLennan Cos., Inc.	29,500	866
MetLife, Inc.	55,500	2,685
Simon Property Group, Inc., REIT	20,900	1,759
St. Paul Travelers Cos., Inc.	65,500	2,737

		Value*
	Shares	(000s)

Washington Mutual, Inc.	62,100	$2,647

		31,323

Healthcare—5.6%
HCA, Inc.	19,500	893
Johnson & Johnson	15,000	888
Merck & Co., Inc.	50,600	1,783
Pfizer, Inc.	68,200	1,699

		5,263

Materials & Processing—10.7%
Alcoa, Inc.	29,100	889
Dow Chemical Co.	63,200	2,566
Masco Corp.	85,900	2,791
Phelps Dodge Corp.	25,600	2,062
PPG Industries, Inc.	28,200	1,786

		10,094

Multi-Media—1.9%
CBS Corp.	73,800	1,770

Technology—1.0%
Hewlett-Packard Co.	27,300	898

Telecommunications—3.8%
AT&T, Inc.	65,700	1,776
Verizon Communications, Inc.	52,000	1,771

		3,547

Transportation—1.0%
Burlington Northern Santa Fe Corp.	11,500	958

Utilities—2.7%
TXU Corp.	57,800	2,587

Total Common Stock (cost—$84,437)		90,338

Schedule of Investments
NFJ Large-Cap Value Fund
March 31, 2006 (unaudited)

	Shares/
	Principal
	Amount	Value*
	(000s)	(000s)

SHORT-TERM INVESTMENTS—9.0%

Collateral Invested for Securities on Loan (b)—6.0%
Allianz Dresdner Daily Asset Fund (c)	5,109	$5,109
Morgan Stanley,
4.955% due 6/20/06	$500	500

		5,609

Repurchase Agreement—3.0%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	2,838	2,838
proceeds $2,839; collateralized by
Fannie Mae, 3.125%, 12/15/07, valued
at $1,789 including accrued interest
and Federal Home Loan Bank, 4.125%,
10/19/07, valued at $1,110 including
accrued interest (cost—$2,838)

Total Short-Term Investments (cost—$8,447)		8,447

Total Investments—105.1%
(cost—$92,884)		98,785

Liabilities in excess of other assets—(5.1)%		(4,797)

Net Assets—100.0%		$93,988

Notes to Schedule of Investments
(amounts in thousands):
(a) All or portion on loan with an aggregate market
value of $5,451; cash collateral of $5,609 was
received with which the Fund purchased short-term
investments.

(b) Securities purchased with the cash proceeds from the
securities on loan.

(c) The Fund is investing in shares of
this affiliated Fund.

Glossary:
REIT—Real Estate Investment Trust

Schedule of Investments
NFJ Small-Cap Value Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—94.2%

Aerospace—1.0%
Curtiss-Wright Corp.	638,000	$42,235

Building—1.9%
M.D.C. Holdings, Inc. (a)	600,000	38,586
M/I Homes, Inc. (a)	820,000	38,540

		77,126

Capital Goods—10.5%
Acuity Brands, Inc. (a)	980,000	39,200
Albany International Corp., Class A	1,090,000	41,518
ArvinMeritor, Inc. (a)	2,337,000	34,845
Barnes Group, Inc.	749,000	30,335
Briggs & Stratton Corp. (a)	1,107,200	39,162
Crane Co.	1,016,000	41,666
Harsco Corp.	484,500	40,029
Kennametal, Inc.	710,000	43,409
Lancaster Colony Corp.	690,000	28,980
Lincoln Electric Holdings, Inc.	864,000	46,647
Regal-Beloit Corp.	960,000	40,579
Sturm, Ruger & Co., Inc. (a)	475,000	3,791
Tecumseh Products Co., Class A	107,200	2,631

		432,792

Commercial Products—0.1%
Advance America, Cash Advance
Centers, Inc.	200,900	2,889

Communications—0.8%
Iowa Telecommunications
Services, Inc.	1,770,000	33,772

Consumer Discretionary—9.4%
Borders Group, Inc.	1,586,000	40,031
Brown Shoe Co., Inc.	758,000	39,780
Cato Corp., Class A	1,519,000	36,243
CKE Restaurants, Inc. (a)	150,000	2,610
Claire's Stores, Inc.	1,127,000	40,921
Ethan Allen Interiors, Inc. (a)	945,000	39,709
Handleman Co. (a)	1,117,000	10,723
Kellwood Co. (a)	1,225,000	38,453
Landry's Restaurants, Inc. (a)	1,165,000	41,160
Libbey, Inc.	349,600	2,475
Owens & Minor, Inc.	1,251,000	40,995
Russell Corp. (a)	1,240,000	17,112
United Auto Group, Inc. (a)	899,000	38,657

		388,869

Consumer Services—3.1%
Banta Corp.	755,000	39,245
Intrawest Corp.	1,197,000	40,925
Journal Register Co.	2,525,000	30,755
Landauer, Inc.	320,000	16,070

		126,995

Consumer Staples—8.3%
Chiquita Brands International,
Inc. (a)	1,950,000	32,703
Corn Products International, Inc.	1,385,000	40,954
Fresh Del Monte Produce, Inc. (a)	1,573,200	33,273
John H. Harland Co.	980,000	38,514
Loews Corp. - Carolina Group	825,000	38,998
PepsiAmericas, Inc.	1,580,000	38,631
Pilgrim's Pride Corp. (a)	1,646,900	35,688
Ruddick Corp.	1,326,700	32,252
Sanderson Farms, Inc. (a)	725,000	16,240
Universal Corp. (a)	942,000	34,637

		341,890

Energy—12.1%
Berry Petroleum Co., Class A (a)	560,700	38,380
Buckeye Partners L.P. (a)	870,000	37,158
Cabot Oil & Gas Corp. (a)	815,000	39,063
Frontier Oil Corp. (a)	872,000	51,753
Holly Corp.	635,000	47,066
Magellan Midstream Partners L.P., Unit (a)	1,295,000	42,566
Massey Energy Co. (a)	1,010,000	36,431
National Fuel Gas Co.	1,185,000	38,773
Range Resources Corp.	1,525,000	41,648
St. Mary Land & Exploration Co. (a)	1,030,000	42,055
Tidewater, Inc.	714,000	39,434
Western Gas Resources, Inc. (a)	888,000	42,846

		497,173

Financial Services—16.7%
American Financial Group, Inc.	1,006,000	41,860
AmerUs Group Co. (a)	678,100	40,849
BancorpSouth, Inc.	1,155,000	27,731
CBL & Associates Properties,
Inc., REIT	960,000	40,752
Delphi Financial Group, Inc., Class A	748,000	38,619
Equity One, Inc., REIT (a)	1,600,000	39,296
First Industrial Realty Trust,
Inc., REIT (a)	942,000	40,214
Fremont General Corp. (a)	1,650,000	35,574
Healthcare Realty Trust,
Inc., REIT (a)	1,065,000	39,810
Hilb Rogal & Hobbs Co. (a)	997,000	41,096
HRPT Properties Trust, REIT	3,445,000	40,444
Kingsway Financial Services, Inc.	627,100	12,793
LandAmerica Financial Group, Inc. (a)
	586,000	39,760

Schedule of Investments
NFJ Small-Cap Value Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

Financial Services—continued
Nationwide Health Properties, Inc.,
REIT (a)	1,700,000	$36,550
New Plan Excel Realty Trust, Inc.,
REIT (a)	1,588,000	41,193
Old National Bancorp (a)	724,500	15,678
Provident Bankshares Corp.	1,068,000	38,929
Scottish Re Group Ltd. (a)	466,400	11,571
Susquehanna Bancshares, Inc.	940,000	24,224
Washington Federal, Inc.	1,600,000	38,720

		685,663

Healthcare—3.5%
Arrow International, Inc.	795,000	25,973
Diagnostic Products Corp.	888,300	42,310
Hillenbrand Industries, Inc.	575,000	31,619
Invacare Corp.	1,200,000	37,272
West Pharmaceutical Services, Inc.	150,000	5,208

		142,382

Materials & Processing—11.3%
Agnico-Eagle Mines Ltd. (a)	1,800,000	54,810
Commercial Metals Co. (a)	300,000	16,047
Lennox International, Inc.	1,237,000	36,937
Lubrizol Corp.	925,000	39,636
Methanex Corp.	1,875,000	38,494
Mueller Industries, Inc.	1,148,000	40,972
Olin Corp.	1,913,000	41,072
Quanex Corp. (a)	635,000	42,310
Rock-Tenn Co., Class A	938,000	14,061
RPM International, Inc.	2,160,000	38,750
Sensient Technologies Corp. (a)	1,640,000	29,602
Sonoco Products Co.	1,174,000	39,763
Universal Forest Products, Inc.	419,200	26,615
Valmont Industries, Inc.	130,000	5,465

		464,534

Oil & Gas—0.4%
Valero L.P. (a)	355,300	17,996

Paper/Paper Products—0.8%
Potlatch Corp., REIT (a)	770,000	32,987

Technology—0.3%
Methode Electronics, Inc.	1,196,300	13,028

Transportation—5.3%
Arkansas Best Corp. (a)	885,000	34,621
Frontline Ltd. (a)	975,000	32,653
General Maritime Corp. (a)	980,000	32,673
Ship Finance International Ltd. (a)	48,750	836
Skywest, Inc.	1,395,000	40,832
Teekay Shipping Corp. (a)	1,047,400	38,827
Werner Enterprises, Inc. (a)	2,007,000	36,869

		217,311

Utilities—8.7%
Atmos Energy Corp.	1,410,000	37,125
Cleco Corp.	1,681,000	37,537
Duquesne Light Holdings, Inc. (a)	2,225,000	36,712
Energen Corp.	1,130,000	39,550
Peoples Energy Corp. (a)	1,058,000	37,707
Southwest Gas Corp.	690,000	19,286
UGI Corp.	1,790,000	37,715
Vectren Corp.	1,360,000	35,877
Westar Energy, Inc.	1,780,000	37,042
WGL Holdings, Inc. (a)	1,250,000	38,025

		356,576

Total Common Stock (cost—$2,981,893)
		3,874,218

SHORT-TERM INVESTMENTS—26.6%

	Principal
	Amount
	(000s)

Collateral Invested for
Securities on Loan (c)—21.2%
Adirondack 2005-1 Corp.,
4.642% due 4/3/06	$5,000	4,998
4.643% due 4/3/06	5,000	4,998
4.659% due 4/3/06	35,000	34,986
Altius I Funding Corp.,
4.778% due 4/18/06	5,050	5,038
4.809% due 4/21/06 (b)	2,000	1,994
Bank of America N.A.,
4.945% due 4/3/06 (b)	95,000	95,000
Bear Stearns Co., Inc.,
4.995% due 4/3/06 (b)	41,000	41,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (b)	2,000	2,000
Canadian Imperial Bank,
4.875% due 4/3/06 (b)	19,238	19,238
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (b)	145,500	145,500
Countrywide Financial Corp.,
4.77% due 11/3/06, FRN	10,000	10,000
Davis Square Funding IV Corp.,
4.81% due 4/24/06	25,000	24,921
Davis Square Funding V Corp.,
4.717% due 4/10/06	17,500	17,477
4.839% due 5/15/06	25,000	24,850

Schedule of Investments
NFJ Small-Cap Value Fund
March 31, 2006 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Collateral Invested for Securities on Loan
Securities on Loan—continued
General Electric Capital,
4.921% due 5/12/06, FRN	$8,000	$8,032
Goldman Sachs Group L.P., Series 2,
4.727% due 4/10/06	45,000	44,941
4.769% due 9/15/06, FRN (b)	10,000	10,002
4.779% due 4/19/06	2,000	1,995
Harrier Finance Funding LLC,
4.729% due 9/15/06, FRN (b)	3,000	3,000
Morgan Stanley,
4.89% due 2/2/07, FRN	10,000	10,000
4.955% due 6/20/06	25,000	25,000
4.955% due 7/10/06, FRN	55,000	55,000
Morrigan TRR Funding LLC,
4.768% due 4/12/06	40,000	39,852
4.831% due 4/25/06	44,000	43,854
4.833% due 4/3/06	40,000	39,890
4.84% due 4/28/06	25,000	24,907
4.849% due 4/28/06	50,000	49,814
Northern Rock PLC,
4.68% due 2/2/07, FRN (b)	2,000	2,000
Ormond Quay Funding LLC,
4.833% due 5/3/06	52,000	51,772
Sierra Madre Funding Delaware Corp.,
4.81% due 4/24/06 (b)	10,000	9,968
Sigma Finance, Inc.,
4.897% due 4/5/07, FRN (b)	20,000	20,008

		872,035

Repurchase Agreement—5.4%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due
4/3/06, proceeds $222,360;	222,278	222,278
collateralized by Federal Home
Loan Bank, 3.625%, 1/15/08,
valued at $95,869 including
accrued interest and Fannie
Mae, 5.75%, 2/15/08,
valued at $130,859
including accrued interest
(cost—222,278)

Total Short-Term Investments
(cost—$1,094,512)		1,094,313

Total Investments
(cost—$4,076,405)—120.8%		4,968,531

Liabilities in excess of
other assets—(20.8)%		(856,552)

Net Assets—100.0%		$4,111,979

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion on loan with an aggregate
market value of $843,576; cash collateral of $871,774 was
received with which the Fund purchased short-term
investments.

(b) 144A Security—Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security purchased with the cash proceeds from
securities on loan.

Glossary:
FRN— Floating Rate Note. The interest rate disclosed
reflects the rate in effect on March 31, 2006.
REIT— Real Estate Investment Trust
Unit— More than one class of securities traded
together.

Schedule of Investments
OCC Core Equity Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—95.4%

Building—3.5%
Centex Corp.	2,000	$124

Capital Goods—6.6%
Eaton Corp.	1,550	113
Parker Hannifin Corp.	700	56
Tyco International Ltd.	2,300	62

		231

Consumer Discretionary—13.8%
Best Buy Co., Inc.	1,550	87
Federated Department Stores, Inc.	2,250	164
Kohl's Corp. (a)	1,950	103
Sears Holding Corp. (a)	700	93
TJX Cos., Inc.	1,500	37

		484

Consumer Services—3.1%
Harley-Davidson, Inc.	1,100	57
News Corp., Class A	3,000	50

		107

Energy—10.1%
BP PLC ADR	700	48
ConocoPhillips	2,400	152
Exxon Mobil Corp.	2,550	155

		355

Financial Services—19.4%
Ambac Financial Group, Inc.	800	64
American International Group, Inc.	1,150	76
Bank of America Corp.	1,500	68
Capital One Financial Corp.	900	72
Citigroup, Inc.	1,250	59
Countrywide Financial Corp.	2,800	103
JP Morgan Chase & Co.	1,600	67
Wachovia Corp.	1,300	73
Wells Fargo & Co.	1,550	99

		681

Healthcare—14.2%
Abbott Laboratories	1,200	51
Aetna, Inc.	2,400	118
Biogen Idec, Inc. (a)	1,700	80
Pfizer, Inc.	2,300	57
Sanofi-Synthelabo S.A. ADR	1,550	74
WellPoint, Inc. (a)	600	46
Wyeth	1,500	73

		499

Materials & Processing—1.8%
Nucor Corp.	600	63

Technology—17.2%
Applied Materials, Inc.	1,900	33
Cisco Systems, Inc. (a)	5,900	128
EMC Corp. (a)	3,600	49
Hewlett-Packard Co.	2,800	92
Motorola, Inc.	1,400	32
Nokia Corp. ADR	4,200	87
Taiwan Semi-conductor
Manufacturing Co., Ltd. ADR	11,050	111
Texas Instruments, Inc.	2,200	72

		604

Telecommunications—3.6%
ALLTEL Corp.	1,050	68
AT&T, Inc.	2,100	57

		125

Transportation—2.1%
Union Pacific Corp.	800	75

Total Common Stock
(cost—$3,081)		3,348

	Principal
	Amount
	(000s)

Repurchase Agreement—4.3%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due	$149	149
4/3/06, proceeds
collateralized by Federal
Home Loan Bank, 4.125%,
4/18/08, valued at
including accrued interest
(cost—$149)

Total Investments
(cost—$3,230)—99.7%		3,497

Other assets less liabilities—0.3%		11

Net Assets—100.0%		$3,508

Notes to Schedule of Investments:
(a) Non-income producing.

Glossary:
ADR—American Depositary Receipt

Schedule of Investments
OCC Renaissance Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—96.1%

Aerospace—3.7%
DRS Technologies, Inc.	667,000	$36,598
Goodrich Corp.	694,000	30,266
L-3 Communications Holdings, Inc.	571,000	48,986

		115,850

Capital Goods—7.0%
Dover Corp.	503,000	24,426
Eaton Corp. (b)	1,097,700	80,099
Parker Hannifin Corp.	700,000	56,427
Zebra Technologies Corp., Class A (a)(b)	1,262,000	56,437

		217,389

Commercial Products—0.9%
ChoicePoint, Inc. (a)	618,000	27,656

Consumer Discretionary—7.5%
Applebee's International, Inc.	874,000	21,457
CDW Corp. (b)	458,400	26,977
Claire's Stores, Inc.	722,000	26,216
Family Dollar Stores, Inc. (b)	1,000,000	26,600
Jack in the Box, Inc. (a)	191,000	8,308
Oshkosh Truck Corp., Class B	857,000	53,340
TJX Cos., Inc. (b)	2,894,000	71,829

		234,727

Consumer Services—9.1%
Career Education Corp. (a)(b)	1,000,000	37,730
Lamar Advertising Co., Class A (a)(b)	884,000	46,516
Royal Caribbean Cruises Ltd. (b)	2,300,000	96,646
WPP Group PLC	8,573,000	102,604

		283,496

Energy—6.2%
ConocoPhillips (b)	700,000	44,205
Input/Output, Inc. (a)(b)	2,284,000	22,177
International Coal Group, Inc. (a)(b)	1,062,000	10,344
National-Oilwell, Inc. (a)	940,000	60,273
XTO Energy, Inc.	1,300,000	56,641

		193,640

Financial Services—25.9%
Ambac Financial Group, Inc. (b)	400,000	31,840
CIT Group, Inc.	2,527,000	135,245
Citigroup, Inc.	800,000	37,784
Conseco, Inc. (a)(b)	1,955,000	48,523
Countrywide Financial Corp.	2,000,000	73,400
JP Morgan Chase & Co.	1,300,000	54,132
M&T Bank Corp.	265,000	30,247
Merrill Lynch & Co., Inc. (b)	225,000	17,721
PartnerRe Ltd. (b)	485,000	30,114
Platinum Underwriters Holdings Ltd.	1,279,000	37,219
Reinsurance Group of America (b)	1,103,000	52,161
TCF Financial Corp. (b)	1,579,000	40,659
Wachovia Corp. (b)	800,000	44,840
Wells Fargo & Co.	700,000	$44,709
Zions Bancorporation	1,580,000	130,713

		809,307

Healthcare—13.7%
Beckman Coulter, Inc.	687,000	37,490
DaVita, Inc. (a)	747,000	44,977
Invitrogen Corp. (a)(b)	1,052,000	73,777
Laboratory Corp. of America Holdings (a)(b)	1,325,000	77,486
Omnicare, Inc.	536,300	29,491
PDL BioPharma, Inc. (a)	721,875	23,677
Pfizer, Inc.	3,000,000	74,760
Sanofi-Aventis S.A.	700,000	66,379

		428,037

Materials & Processing—1.0%
Smurfit-Stone Containers Corp. (a)	2,309,000	31,333

Technology—11.7%
Amphenol Corp., Class A	536,000	27,968
CACI International, Inc. (a)	442,000	29,061
Dun & Bradstreet Corp. (a)	500,000	38,340
Gentex Corp. (b)	2,847,000	49,709
Jabil Circuit, Inc. (a)	2,210,000	94,721
Mantech International Corp. (a)	94,100	3,126
McAfee, Inc. (a)	1,100,000	26,763
Taiwan Semiconductor Manufacturing Co.,
Ltd. ADR	5,000,000	50,300
Thermo Electron Corp. (a)	1,236,000	45,843

		365,831

Telecommunications—3.5%
Anixter International, Inc.	255,000	12,184
AT&T, Inc.	2,500,000	67,600
Motorola, Inc.	1,250,000	28,637

		108,421

Transportation—1.4%
Continental Airlines, Inc. (a)(b)	750,000	20,175
Union Pacific Corp.	250,000	23,338

		43,513

Utilities—4.5%
Cinergy Corp.	1,301,000	59,078
Dominion Resources, Inc.	600,000	41,418
DPL, Inc. (b)	795,000	21,465
SCANA Corp.	515,000	20,209

		142,170

Total Common Stock (cost—$2,574,059)		3,001,370

EXCHANGE-TRADED FUNDS—1.5%

Canadian Oil Sands Trust, Unit
(cost—$30,601)	323,000	46,354

Schedule of Investments
OCC Renaissance Fund
March 31, 2006 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

SHORT-TERM INVESTMENTS—18.7%

Collateral Invested for Securities on Loan (d)—15.9%
Adirondack 2005-1 Corp.,
4.642% due 4/3/06	$5,000	$4,998
4.659% due 4/3/06	8,500	8,497
Altius I Funding Corp.,
4.809% due 4/21/06 (c)	23,000	22,936
Bank of America N.A.,
4.945% due 4/3/06 (c)	58,000	58,000
Bayerische Landesbank,
4.83% due 1/24/07, FRN	1,000	1,000
Bear Stearns Co., Inc.,
4.995% due 4/3/06 (c)	24,000	24,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	5,000	5,001
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	17,786	17,786
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	89,000	89,000
Davis Square Funding IV Corp.,
4.81% due 4/24/06	6,000	5,981
Davis Square Funding V Corp.,
4.717% due 4/10/06	2,000	1,997
4.839% due 5/15/06	1,000	994
General Electric Capital,
4.921% due 5/12/06, FRN	8,000	8,032
Goldman Sachs Group L.P., Series 2,
4.727% due 4/10/06	20,000	19,974
4.769% due 9/15/06, FRN (c)	44,000	44,009
Harrier Finance Funding LLC,
4.729% due 9/15/06, FRN (c)	3,000	2,999
Morgan Stanley,
4.89% due 2/2/07, FRN	10,000	10,000
4.955% due 6/20/06	11,750	11,750
4.955% due 7/10/06	32,000	32,000
Morrigan TRR Funding LLC,
4.768% due 4/12/06	25,000	24,908
4.831% due 4/25/06	19,000	18,937
4.833% due 4/3/06	10,000	9,972
4.84% due 4/28/06	28,300	28,195
4.849% due 4/28/06	17,000	16,937
Northern Rock PLC,
4.68% due 2/2/07, FRN (c)	5,000	5,000
Ormond Quay Funding LLC,
4.833% due 5/3/06	10,000	9,956
Sierra Madre Funding Delaware Corp.,
4.81% due 4/24/06 (c)	10,000	9,968
Sigma Finance, Inc.,
4.897% due 4/5/07, FRN (c)	5,000	5,002

		497,829

Repurchase Agreement—2.8%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,
proceeds $86,306; collateralized by
Federal Home Loan Bank, 3.875%,
9/14/07, valued at $73,743 including
accrued interest and Fannie Mae,
3.00%, 8/15/07 valued at $14,260
including accrued interest
(cost—$86,274)	$86,274	86,274

Total Short-Term Investments (cost—$584,163)		584,103

Total Investments (cost—$3,188,823)—116.3%		3,631,827

Liabilities in excess of other assets—(16.3)%		(509,453)

Net Assets—100.0%		$3,122,374

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate
market value of $481,146; cash collateral of $497,683 was
received with which the Fund purchased short-term
investments.

(c) 144A Security - Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated, these securities are not considered
to be illiquid.
(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:
ADR—American Depositary Receipt
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006
Unit—More than one class of securities traded together.

Schedule of Investments
OCC Value Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—98.6%

Capital Goods—6.0%
Honeywell International, Inc.	1,300,000	$55,601
Parker Hannifin Corp.	800,000	64,488

		120,089

Consumer Discretionary—6.0%
Family Dollar Stores, Inc. (b)	1,250,000	33,250
Federated Department Stores, Inc	500,000	36,500
TJX Cos., Inc. (b)	2,018,500	50,099

		119,849

Consumer Services—7.5%
Career Education Corp. (a)(b)	1,500,000	56,595
Carnival Corp. (b)	2,000,000	94,740

		151,335

Energy—8.9%
Burlington Resources, Inc.	500,000	45,955
ChevronTexaco Corp.	1,750,000	101,448
Exxon Mobil Corp.	500,000	30,430

		177,833

Financial Services—38.4%
American International
Group, Inc. (b)	1,200,000	79,308
Bank of America Corp. (b)	1,500,000	68,310
Capital One Financial Corp.	250,000	20,130
Citigroup, Inc.	2,000,000	94,460
Countrywide Financial Corp.	2,700,000	99,090
Everest Re Group Ltd.	250,000	23,342
JP Morgan Chase & Co.	2,300,000	95,772
Marsh & McLennan Cos., Inc. (b)	660,100	19,381
MBIA, Inc. (b)	1,075,839	64,690
Merrill Lynch & Co., Inc.	1,000,000	78,760
MetLife, Inc. (b)	1,200,000	58,044
Morgan Stanley (b)	600,000	37,692
St. Paul Travelers Cos., Inc. (b)	80,000	3,343
Wachovia Corp.	500,000	28,025

		770,347

Healthcare—10.5%
Pfizer, Inc.	5,000,000	124,600
Sanofi-Aventis S.A.	900,000	85,345

		209,945

Materials & Processing—5.2%
Inco Ltd. (a)(b)	532,100	26,546
Lyondell Chemical Co.	1,710,000	34,029
Temple-Inland, Inc.	1,000,000	44,550

		105,125

Technology—4.6%
McAfee, Inc. (a)	1,300,000	31,629
Taiwan Semiconductor Manufacturing
Co., Ltd. ADR	6,000,000	60,360

		91,989

Telecommunications—8%
ALLTEL Corp. (b)	1,000,000	64,750
AT&T, Inc.	2,300,000	62,192
Motorola, Inc.	1,500,000	34,365

		161,307

Transportation—0.7%
Continental Airlines, Inc. (a)(b)	500,000	13,450

Utilities—2.8%
Dominion Resources, Inc. (b)	800,000	55,224

Total Common Stock
(cost—$1,831,407)		1,976,493

SHORT-TERM INVESTMENTS—13.0%

	Principal
	Amount
	(000s)

Collateral Invested for
Securities on Loan (d)—10.5%
Altius I Funding Corp.,
4.778% due 4/18/06	$10,000	9,976
Bayerische Landesbank,
4.830% due 1/24/07, FRN	1,000	1,000
Bear Stearns Co., Inc.,
4.995% due 4/3/06 (c)	10,000	10,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	2,000	2,001
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	1,352	1,352
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	4,000	4,000
Davis Square Funding IV Corp.,
4.810% due 4/6/06	10,000	9,992
4.810% due 4/24/06	5,000	4,984
General Electric Capital,
4.921% due 5/12/06, FRN	3,800	3,815
Goldman Sachs Group L.P., Series 2,
4.769% due 9/15/06, FRN (c)	20,000	20,004
4.779% due 4/19/06	22,300	22,244
Harrier Finance Funding LLC,
4.729% due 9/15/06, FRN (c)	4,000	3,999
Morgan Stanley, FRN,
4.890% due 2/2/07	7,000	7,000
4.955% due 7/10/06	32,000	32,000

Schedule of Investments
OCC Value Fund
March 31, 2006 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Collateral Invested for
Securities on Loan—continued
Morrigan TRR Funding LLC,
4.768% due 4/12/06	$10,000	$9,963
4.831% due 4/25/06	14,000	13,954
4.840% due 4/28/06	3,000	2,989
4.805% due 4/25/06	29,500	29,347
Northern Rock PLC,
4.680% due 2/2/07, FRN (c)	4,000	4,000
Ormond Quay Funding LLC,
4.833% due 5/3/06	8,000	7,965
Sigma Finance, Inc.,
4.897% due 4/5/07, FRN (c)	10,000	10,004

		210,589

Repurchase Agreement—2.5%
State Street Bank & Trust Co.
dated 3/31/06, 4.40%, due	50,602	50,602
4/3/06, proceeds $50,621
collateralized by Federal Home
Loan Bank, 3.625%, 1/15/08,
valued at $2,428 including
accrued interest; and Fannie Mae,
3.125%, 12/15/07, valued at
$49,189 including accrued interest (cost—$50,602)

Total Short-Term Investments
(cost—$261,262)		261,191

Total Investments
(cost—$2,092,669)—111.6%		2,237,684

Liabilities in excess of
other assets—(11.6)%		(233,000)

Net Assets—100.0%		$2,004,684

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate
market value of $204,696; cash collateral of $210,565 was
received with which the Fund purchased short-term
investments.

(c) 144A Security — Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from
securities on loan.

Glossary:
ADR—American Depositary Receipt
FRN—Floating Rate Note. The interest rate dis-
closed reflects the rate in effect on March 31,2006.

Schedule of Investments
PEA Equity Premium Strategy Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—98.9%

Building—3.6%
Centex Corp.	40,900	$2,535

Capital Goods—7.0%
Eaton Corp.	34,500	2,517
Illinois Tool Works, Inc.	11,900	1,146
Tyco International Ltd.	46,800	1,258

		4,921

Commercial Products—1.0%
ChoicePoint, Inc. (a)	15,900	712

Consumer Discretionary—11.5%
Best Buy Co., Inc.	24,400	1,365
Federated Department Stores, Inc.	33,700	2,460
Kohl's Corp. (a)	33,400	1,771
Sears Holding Corp. (a)	12,900	1,706
TJX Cos., Inc.	31,000	769

		8,071

Consumer Services—3.1%
Harley-Davidson, Inc.	22,800	1,183
News Corp., Class A (b)	59,800	993

		2,176

Consumer Staples—1.2%
Altria Group, Inc.	12,200	864

Energy—9.3%
ConocoPhillips	47,800	3,019
Exxon Mobil Corp.	44,700	2,720
National-Oilwell, Inc. (a)	12,100	776

		6,515

Financial Services—19.3%
Ambac Financial Group, Inc. (b)	14,400	1,146
American International Group, Inc.	17,300	1,143
Bank of America Corp. (d)	23,600	1,075
Capital One Financial Corp.	19,200	1,546
Countrywide Financial Corp.	37,800	1,387
Goldman Sachs Group, Inc.	9,200	1,444
JP Morgan Chase & Co. (d)	25,900	1,079
MGIC Investment Corp.	19,400	1,293
Wachovia Corp. (d)	26,800	1,502
Wells Fargo & Co. (d)	29,900	1,910

		13,525

Healthcare—15.3%
Abbott Laboratories	15,900	675
Aetna, Inc.	41,200	2,025
Biogen Idec, Inc. (a)	33,000	1,554
Biomet, Inc.	18,700	664
Guidant Corp.	18,300	1,429
Roche Holdings AG - Genusschein	12,100	1,798
Sanofi-Synthelabo S.A. ADR	23,100	1,096
Wyeth	30,700	1,490

		10,731

Materials & Processing—3.9%
Freeport-McMoran Copper & Gold,
Inc., Class B	33,400	1,996
Nucor Corp.	6,800	713

		2,709

Technology—18.3%
Applied Materials, Inc. (b)	38,200	669
Cisco Systems, Inc. (a)(d)	106,800	2,314
EMC Corp. (a)	74,000	1,009
Hewlett-Packard Co.	52,500	1,727
Maxim Integrated Products, Inc.	23,800	884
Microsoft Corp.	29,400	800
Motorola, Inc.	30,700	703
Nokia Corp. ADR (b)	74,100	1,535
Taiwan Semi-conductor Manufacturing
Co., Ltd. ADR (d)	211,800	2,131
Texas Instruments, Inc. (b)	32,000	1,039

		12,811

Telecommunications—2.4%
ALLTEL Corp. (d)	25,700	1,664

Transportation—3.0%
Continental Airlines, Inc. (a)	37,400	1,006
Union Pacific Corp.	11,800	1,102

		2,108

Total Common Stock
(cost—$65,191)		69,342

SHORT-TERM INVESTMENTS—7.0%

	Principal
	Amount
	(000s)

Collateral Invested for
Securities on Loan (e)—5.3%
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	2,736	2,736
Morrigan TRR Funding LLC,
4.849% due 4/28/06	1,000	996

		3,732

Schedule of Investments
PEA Equity Premium Strategy Fund
March 31, 2006 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Repurchase Agreement—1.7%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%,	$1,163	$1,163
due 4/3/06, proceeds $1,163;
collateralized by Federal Home
Loan Bank, 4.125%, 4/18/08,
valued at $1,190 including
accrued interest (cost—$1,163)

Total Short-Term Investments
(cost—$4,895)		4,895

Total Investments
before options written
(cost—$70,086)—105.9%		74,237

CALL OPTIONS WRITTEN (a)—(0.7)%

	Contracts

Aetna, Inc. (AMEX)
strike price $55,
expires 4/22/06	200	(2)
Alltel Corp. (OTC)
strike price $67.50,
expires 4/21/06	175	(4)
Altria Group, Inc. (AMEX)
strike price $75,
expires 4/22/06	100	(6)
Ambac Financial Group, Inc. (AMEX)
strike price $80,
expires 4/22/06	100	(12)
American International Group, Inc. (CBOE)
strike price $70,
expires 4/22/06	120	(1)
AMEX Oil Index (CBOE)
strike price $1,110,
expires 4/22/06	30	(23)
Applied Materials, Inc. (CBOE)
strike price $18.65,
expires 4/28/06	300	(4)
Best Buy Co., Inc. (CBOE)
strike price $60,
expires 4/22/06	125	(3)
Biogen Idec, Inc. (CBOE)
strike price $52,
expires 4/28/06	250	(4)
Biomet, Inc. (CBOE)
strike price $40,
expires 4/22/06	180	(2)
Capital One Financial Corp. (CBOE)
strike price $85,
expires 4/22/06	150	(4)
Centex Corp. (CBOE)
strike price $70,
expires 4/22/06	250	(4)
Cisco Systems, Inc. (OTC)
strike price $22,
expires 4/7/06	700	(6)
ConocoPhillips (OTC)
strike price $67.50,
expires 4/7/06	250	-(f)
Countrywide Financial Corp. (CBOE)
strike price $39,
expires 4/28/06	250	(5)
Eaton Corp. (CBOE )
strike price $70,
expires 4/22/06	170	(70)
EMC Corp. (CBOE)
strike price $15,
expires 4/22/06	500	(2)
Federated Department Stores, Inc. (OTC)
strike price $76.50,
expires 4/28/06	250	(11)
Freeport-McMoran Copper &
Gold, Inc. (CBOE)
strike price $60,
expires 4/22/06	300	(63)
Goldman Sachs Group, Inc. (CBOE)
strike price $155,
expires 4/22/06	60	(26)
Harley Davidson, Inc. (CBOE )
strike price $55,
expires 4/22/06	170	(8)
Hewlett Packard Co. (OTC)
strike price $36,
expires 4/7/06	300	-(f)
KBW Banks Index (CBOE)
strike price $110,
expires 5/20/06	500	(24)
Kohl's Corp. (CBOE)
strike price $55,
expires 4/22/06	300	(23)
Maxim Integrated Products, Inc. (CBOE)
strike price $39,
expires 4/28/06	200	(9)
MGIC Investment Corp. (AMEX)
strike price $70,
expires 4/22/06	175	(8)
National-Oilwell, Inc. (CBOE)
strike price $65,
expires 5/20/06	120	(40)

Schedule of Investments
PEA Equity Premium Strategy Fund
March 31, 2006 (unaudited)

		Value*
	Contracts	(000s)

Call Options-(continued)
Nucor Corp. (CBOE)
strike price $105,
expires 4/22/06	60	$(23)
S&P 500 Index (CBOE)
strike price $1,310,
expires 4/22/06	40	(33)
strike price $1,330,
expires 4/22/06	40	(9)
Sanofi-Aventis (CBOE)
strike price $50,
expires 4/22/06	150	(4)
Sears Holding Corp. (CBOE)
strike price $145,
expires 4/22/06	120	(2)
Texas Instruments, Inc. (CBOE)
strike price $35,
expires 4/22/06	200	(4)
Tyco International Ltd. (OTC)
strike price $27.25,
expires 4/7/06	300	(2)
Union Pacific Corp. (PHLX)
strike price $90,
expires 4/22/06	80	(34)
Wyeth (CBOE)
strike price $51.50,
expires 4/28/06	250	(2)

Total Call Options Written
(premiums received—$568)		(477)

Total Investments net of options written
(cost—$69,518)—105.2%		73,760

Liabilities in excess of
other assets—(5.2)%		(3,630)

Net Assets—100.0%		$70,130

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $3,609; cash collateral of $3,732 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(d) All or partial amount segregated as collateral for call options written.

(e) Security purchased with the cash proceeds from securities on loan.

(f) Value is less than $1,000.

Glossary:

ADR—American Depositary Receipt
 AMEX—American Stock and Options Exchange
CBOE—Chicago Board of Exchange
OTC—Over-The-Counter
PHLX—Philadelphia Stock Exchange

Schedule of Investments
PEA Growth Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—99.3%

Aerospace—1.2%
United Technologies Corp.	120,300	$6,974

Capital Goods—1.6%
Dover Corp.	184,000	8,935

Commercial Products—1.9%
Accenture Ltd.	358,000	10,765

Consumer Discretionary—10.7%
Best Buy Co., Inc. (b)	339,100	18,966
Federated Department Stores, Inc.	320,800	23,418
Kohl's Corp. (a)(b)	122,200	6,478
Staples, Inc. (a)	478,400	12,209

		61,071

Consumer Services—3.3%
Carnival Corp.	116,500	5,518
Starwood Hotels & Resorts
Worldwide, Inc., Class B, Unit	199,300	13,499

		19,017

Consumer Staples—6.2%
Colgate-Palmolive Co.	199,900	11,414
Hershey Foods Corp.	109,000	5,693
Kellogg Co.	125,200	5,514
PepsiCo, Inc.	182,400	10,541
Wm. Wrigley Jr. Co.	36,900	2,362

		35,524

Energy—9.8%
Arch Coal, Inc.	121,000	9,189
ConocoPhillips	138,000	8,715
Exxon Mobil Corp.	192,000	11,685
Peabody Energy Corp.	186,000	9,376
Valero Energy Corp.	286,000	17,097

		56,062

Financial Services—13.0%
Amvescap PLC	1,025,000	9,556
Capital One Financial Corp. (b)	124,100	9,992
CB Richard Ellis Group, Inc.,
Class A (a)	35,200	2,841
Goldman Sachs Group, Inc.	84,700	13,295
MGIC Investment Corp. (b)	269,000	17,923
Philadelphia Consolidated Holding
Co. (a)	27,554	941
SLM Corp. (b)	156,000	8,103
Wachovia Corp.	210,200	11,782

		74,433

Healthcare—18.3%
Abbott Laboratories	208,000	8,834

		Value*
	Shares	(000s)

Amgen, Inc. (a)(b)	155,000	$11,276
Biogen Idec, Inc. (a)	162,400	7,649
Caremark Rx, Inc. (a)	162,000	7,967
DENTSPLY International, Inc.	132,700	7,717
Guidant Corp.	182,000	14,207
Roche Holdings AG	107,000	15,902
St. Jude Medical, Inc. (a)	218,000	8,938
Stryker Corp.	237,900	10,548
Wyeth (b)	237,100	11,504

		104,542

Materials & Processing—2.6%
Phelps Dodge Corp.	76,000	6,120
Precision Castparts Corp.	149,000	8,851

		14,971

Technology—27.1%
Broadcom Corp., Class A (a)	247,500	10,682
Cisco Systems, Inc. (a)	962,800	20,864
EMC Corp. (a)	1,656,100	22,573
Google, Inc., Class A (a)	56,800	22,152
Hewlett-Packard Co.	430,000	14,147
IAC/InterActiveCorp (a)(b)	140,700	4,146
Marvell Technology Group Ltd. (a)	233,000	12,605
Microsoft Corp.	947,600	25,784
SAP AG ADR (b)	404,600	21,978

		154,931

Telecommunications—1.0%
Corning, Inc. (a)	211,000	5,678

Transportation—2.6%
Canadian National Railway Co.	179,200	8,114
Norfolk Southern Corp.	117,200	6,337

		14,451

Total Common Stock (cost—$493,598)		567,354

SHORT-TERM INVESTMENTS—13.2%

	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—12.6%
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	$2,000	2,000
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	15,979	15,979
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	22,000	22,000
Davis Square Funding IV Corp.,
4.81% due 4/24/06	2,000	1,994

Schedule of Investments
PEA Growth Fund
March 31, 2006 (unaudited)

	Principal
	Amount	Value*
	(000s)	(000s)

Collateral Invested for Securities on Loan—continued
Davis Square Funding V Corp.,
4.717% due 4/10/06	$2,000	$1,997
Goldman Sachs Group L.P., Series 2,
4.769% due 9/15/06, FRN (c)	7,000	7,002
Morgan Stanley,
4.89% due 2/2/07, FRN	1,000	1,000
Morrigan TRR Funding LLC,
4.743% due 4/3/06	4,000	3,989
4.831% due 4/25/06	3,000	2,990
4.84% due 4/28/06	3,000	2,989
Northern Rock PLC,
4.68% due 2/2/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.833% due 5/3/06	3,000	2,987
Sigma Finance, Inc.,
4.897% due 4/5/07, FRN (c)	5,000	5,002

		71,929

Repurchase Agreement—0.6%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	3,548	3,548
proceeds $3,549; collateralized by
Fannie Mae, 3.125%, 12/15/07,
valued at $3,621 including accrued
interest (cost—$3,548)

Total Short-Term Investments (cost—$75,486)		75,477

Total Investments
(cost—$569,084)—112.5%		642,831

Liabilities in excess of other assets—(12.5)%		(71,179)

Net Assets—100.0%		$571,652

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $70,080; cash collateral of $71,950 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR—American Depositary Receipt
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006.
Unit—More than one class of securities traded together.

Schedule of Investments
PEA Opportunity Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—99.7%

Aerospace—3.5%
ARGON ST, Inc. (a)(b)	117,312	$3,933
BE Aerospace, Inc. (a)	81,200	2,040
TransDigm Group, Inc. (a)(b)	160,030	4,121

		10,094

Capital Goods—3.0%
Manitowoc Co.	49,100	4,475
TurboChef Technologies, Inc. (a)(b)	335,000	4,087

		8,562

Commercial Products—1.9%
H&E Equipment Services, Inc. (a)	110,178	3,208
Kenexa Corp. (a)	74,100	2,279

		5,487

Communications—1.0%
Focus Media Holding Ltd. ADR (a)	48,000	2,785

Consumer Discretionary—6.8%
Aeropostale, Inc. (a)	76,300	2,301
Aviall, Inc. (a)	53,800	2,049
California Pizza Kitchen, Inc. (a)(b)	106,900	3,469
Carter's, Inc. (a)	32,100	2,166
Guitar Center, Inc. (a)	47,700	2,275
Gymboree Corp. (a)	88,900	2,315
Volcom, Inc. (a)	136,300	4,843

		19,418

Consumer Services—18.7%
Clayton Holdings, Inc. (a)	142,531	3,005
CoStar Group, Inc. (a)	41,200	2,138
Gevity HR, Inc.	179,000	4,378
Huron Consulting Group, Inc. (a)	149,953	4,542
Korn/Ferry International (a)	112,400	2,292
Laureate Education, Inc. (a)	39,300	2,098
LECG Corp. (a)	274,700	5,293
Life Time Fitness, Inc. (a)	80,700	3,781
Marchex, Inc., Class B (a)(b)	179,600	3,861
Pinnacle Entertainment, Inc. (a)	270,300	7,614
Resources Connection, Inc. (a)(b)	315,000	7,847
Shuffle Master, Inc. (a)(b)	95,300	3,406
Ventiv Health, Inc. (a)	93,227	3,097

		53,352

Consumer Staples—0.8%
Central Garden and Pet Co. (a)	41,700	2,216

Energy—6.5%
Alon USA Energy, Inc.	112,900	2,780
Bronco Drilling Co., Inc. (a)	69,100	1,817
Carrizo Oil & Gas, Inc. (a)	100,478	2,611
Delta Petroleum Corp. (a)(b)	174,415	3,666
Holly Corp.	29,000	2,150
Parallel Petroleum Corp. (a)	144,700	2,670
Quicksilver Resources, Inc. (a)(b)	77,700	3,004

		18,698

Financial Services—5.9%
Affiliated Managers Group, Inc. (a)(b)	24,500	2,612
Investment Technology Group, Inc. (a)	136,300	6,788
Nelnet, Inc., Class A (a)	51,200	2,132
Primus Guaranty Ltd. (a)	232,900	2,597
VistaPrint Ltd. (a)	89,900	2,683

		16,812

Healthcare—19.1%
BioMarin Pharmaceutical, Inc. (a)	247,900	3,327
Connetics Corp. (a)(b)	152,100	2,575
Cubist Pharmaceuticals, Inc. (a)	162,600	3,735
Discovery Laboratories, Inc. (a)(b)	267,000	1,957
Durect Corp. (a)(b)	354,700	2,256
ev3, Inc. (a)(b)	206,773	3,662
Hologic, Inc. (a)	85,600	4,738
Myogen, Inc. (a)	66,600	2,413
New River Pharmaceuticals, Inc. (a)(b)	109,402	3,633
Nuvelo, Inc. (a)	118,600	2,113
NxStage Medical, Inc. (a)(b)	216,425	2,777
Pozen, Inc. (a)	151,000	2,522
Salix Pharmaceuticals Ltd. (a)(b)	510,000	8,420
Theravance, Inc. (a)	76,531	2,146
Ventana Medical Systems, Inc. (a)	200,500	8,375

		54,649

Technology—28.8%
Bookham, Inc. (a)(b)	275,700	2,630
Emageon, Inc. (a)(b)	163,100	2,771
Energy Conversion Devices, Inc. (a)(b)	75,300	3,703
Essex Corp. (a)(b)	213,700	4,706
FormFactor, Inc. (a)	82,367	3,239
HPL Technologies, Inc. (a)(d)	56,785	17
Kanbay International, Inc. (a)(b)	440,000	6,714
Lionbridge Technologies, Inc. (a)	451,500	3,571
Micros Systems, Inc. (a)	50,700	2,336
Microsemi Corp. (a)(b)	165,400	4,815
Neoware, Inc. (a)(b)	102,300	3,030
Opsware, Inc. (a)	192,778	1,652
Phase Forward, Inc. (a)	290,000	3,231
PMC-Sierra, Inc. (a)	219,400	2,696
Rackable Systems, Inc. (a)	86,389	4,566
Sapient Corp. (a)	600,000	4,578

Schedule of Investments
PEA Opportunity Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

Technology—continued
SI International, Inc. (a)	63,100	2,218
Sirf Technology Holdings, Inc. (a)(b)	73,500	2,603
SkillSoft PLC ADR (a)	560,000	2,934
SRA International, Inc. (a)	30,000	1,132
Tessera Technologies, Inc. (a)	138,500	4,443
THQ, Inc. (a)	85,100	2,203
Ultimate Software Group, Inc. (a)	82,800	2,140
Websense, Inc. (a)	127,500	3,517
Wind River Systems, Inc. (a)	358,400	4,462
Witness Systems, Inc. (a)	86,800	2,205

		82,112

Transportation—3.7%
Kirby Corp. (a)	32,800	2,234
Knight Transportation, Inc.	97,850	1,933
Old Dominion Freight Line, Inc. (a)	143,150	3,858
Swift Transportation Co., Inc. (a)(b)	110,000	2,390

		10,415

Total Common Stock (cost—$228,789)		284,600

SHORT-TERM INVESTMENTS—23.3%

	Principal
	Amount
	(000s)

Collateral Invested for Securities
on Loan (d)—22.8%
Altius I Funding Corp.,
4.809% due 4/21/06 (c)	7,000	6,980
Bank of America N.A.,
4.945% due 4/3/06 (c)	5,000	5,000
Bayerische Landesbank,
4.83% due 1/24/07 FRN	1,000	1,000
Bear Stearns Co., Inc.,
4.995% due 4/3/06 (c)	5,000	5,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06 FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	11,212	11,212
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	13,000	13,000
Davis Square Funding IV Corp.,
4.811% due 4/24/06	3,000	2,991
Morrigan TRR Funding LLC,
4.805% due 4/25/06	5,000	4,974
4.831% due 4/25/06	4,000	3,987
4.849% due 4/28/06	4,000	3,985
Northern Rock PLC,
4.68% due 2/2/07 FRN (c)	1,000	1,000
Ormond Quay Funding LLC,
4.833% due 5/3/06	4,000	3,983

		65,112

Repurchase Agreement—0.5%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06	1,229	1,229
proceeds $1,229; collateralized by
Fannie Mae 5.75%, 2/15/08, valued at
$1,258 including accrued interest
(cost—$1,229)

Total Short-Term Investments (cost—$66,353)		66,341

Total Investments
(cost—$295,142)—123.0%		350,941

Liabilities in excess of
other assets—(23.0)%		(65,509)

Net Assets—100.0%		$285,432

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate
market value of $65,112; cash collateral of $65,573
was received with which the Fund purchased
short-term investments.

(c) 144A Security—Security exempt from registration
under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions
exempt from registration, typically only to qualified
institutional buyers. Unless otherwise indicated
these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds
from the securities on loan

Schedule of Investments
PEA Target Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—99.7%

Aerospace—1.2%
TransDigm Group, Inc. (a)(b)	350,000	$9,012

Capital Goods—5.3%
ITT Industries, Inc.	200,000	11,244
Manitowoc Co.	200,000	18,230
Rockwell Automation, Inc.	160,000	11,506

		40,980

Communications—4.6%
Focus Media Holding Ltd. ADR (a)	150,000	8,703
NII Holdings, Inc., Class B (a)	450,000	26,536

		35,239

Consumer Discretionary—9.3%
Abercrombie & Fitch Co., Class A	200,000	11,660
Advance Auto Parts, Inc.	275,000	11,451
CapitalSource, Inc., REIT	300,000	7,464
Chico's FAS, Inc. (a)	255,000	10,363
Coach, Inc. (a)	300,000	10,374
O'Reilly Automotive, Inc. (a)	300,000	10,968
Sonic Corp. (a)	250,000	8,783

		71,063

Consumer Services—12.5%
Corporate Executive Board Co.	125,000	12,613
Getty Images, Inc. (a)(b)	140,000	10,483
Harrah's Entertainment, Inc.	140,000	10,914
Hilton Hotels Corp.	575,000	14,640
Iron Mountain, Inc. (a)	180,000	7,333
Live Nations, Inc. (a)	25,000	496
Pinnacle Entertainment, Inc. (a)	175,000	4,930
Resources Connection, Inc. (a)	175,000	4,359
Starwood Hotels & Resorts
Worldwide, Inc., Class B, Unit	210,000	14,223
UTI Worldwide, Inc.	495,000	15,642

		95,633

Energy—6.7%
BJ Services Co.	200,000	6,920
Chesapeake Energy Corp. (b)	285,000	8,952
National-Oilwell, Inc. (a)	140,000	8,977
Patterson-UTI Energy, Inc.	175,000	5,593
Quicksilver Resources, Inc. (a)(b)	200,000	7,732
Range Resources Corp.	215,000	5,871
Transocean, Inc. (a)(b)	90,000	7,227

		51,272

Financial Services—11.0%
Affiliated Managers
Group, Inc. (a)(b)	100,000	10,661
AmeriCredit Corp. (a)(b)	400,000	12,292
CB Richard Ellis Group, Inc.,
Class A (a)	110,000	8,877
Investment Technology
Group, Inc. (a)	450,000	22,410
MGIC Investment Corp. (b)	100,000	6,663
Nelnet, Inc., Class A (a)(b)	175,000	7,289
Philadelphia Consolidated
Holding Co. (a)	300,000	10,242
St. Joe Co.	40,000	2,514
VistaPrint Ltd. (a)	125,000	3,731

		84,679

Healthcare—16.4%
Cyberonics, Inc. (a)(b)	350,000	9,020
Gen-Probe, Inc. (a)	225,000	12,402
Kinetic Concepts, Inc. (a)	190,000	7,822
Mentor Corp. (b)	190,000	8,609
Myogen, Inc. (a)	315,000	11,412
New River Pharmaceuticals, Inc. (a)	325,000	10,793
Psychiatric Solutions, Inc. (a)(b)	350,000	11,596
St. Jude Medical, Inc. (a)	275,000	11,275
Theravance, Inc. (a)	350,000	9,814
United Therapeutics Corp. (a)	115,000	7,622
Ventana Medical Systems, Inc. (a)	400,000	16,708
WellCare Health Plans, Inc. (a)	200,000	9,088

		126,161

Materials & Processing—5.0%
Ecolab, Inc. (b)	250,000	9,550
Precision Castparts Corp.	225,000	13,365
Vulcan Materials Co.	175,000	15,164

		38,079

Technology—27.0%
American Tower Corp. (a)(b)	850,000	25,772
aQuantive, Inc. (a)(b)	350,000	8,239
Broadcom Corp., Class A (a)	425,000	18,343
CACI International, Inc. (a)	100,000	6,575
Citrix Systems, Inc. (a)	650,000	24,635
Cognizant Technology Solutions
Corp., Class A (a)	300,000	17,847
Cypress Semi-conductor Corp. (a)(b)	605,000	10,255
Energy Conversion Devices,
Inc. (a)(b)	175,000	8,606
F5 Networks, Inc. (a)	185,000	13,411
Fisher Scientific International,
Inc. (a)(b)	150,000	10,207
Marvell Technology
Group Ltd. (a)(b)	315,000	17,042
Network Appliance, Inc. (a)	350,000	12,610
Red Hat, Inc. (a)(b)	320,000	8,954
Salesforce.com, Inc. (a)(b)	230,000	8,356
Satyam Computer Services
Ltd. ADR	190,000	8,314
TIBCO Software, Inc. (a)	1,000,000	8,360

		207,526

Schedule of Investments
PEA Target Fund
March 31, 2006 (unaudited)

		Value*
	Shares/Units	(000s)

Telecommunications—0.7%
Crown Castle International Corp. (a)	200,000	$5,670

Total Common Stock
(cost—$606,764)		765,314

WARRANTS (a)(c)—0.7%

Financial Services—0.7%
UTI Bank Ltd., Expires 6/27/08
(cost—$3,856)	650,000	5,186

CORPORATE NOTE—0.6%

	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—0.6%
Sigma Finance, Inc.,
4.897% due 4/5/07, FRN (c)
(cost—$5,002)	5,000	5,002

SHORT-TERM INVESTMENTS—18.7%

Collateral Invested for Securities on Loan (d)—18.7%
Altius I Funding Corp.,
4.809% due 4/21/06 (c)	10,000	9,972
Bank of America N.A.,
4.945% due 4/3/06 (c)	16,000	16,000
Bavaria Universal Funding,
4.819% due 4/25/06	3,210	3,199
Bayerische Landesbank,
4.83% due 1/24/07, FRN	1,000	1,000
Bear Stearns Co., Inc.,
4.995% due 4/3/06 (c)	9,000	9,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	6,600	6,600
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	31,000	31,000
Davis Square Funding IV Corp.,
4.811% due 4/24/06	3,000	2,991
Davis Square Funding V Corp.,
4.839% due 5/15/06	5,000	4,970
Goldman Sachs Group L.P., Series 2,
4.769% due 9/15/06, FRN (c)	2,000	2,000
Morgan Stanley,
4.89% due 2/2/07, FRN	3,000	3,000
4.955% due 6/20/06	5,000	5,000
4.955% due 7/10/06	15,000	15,000
Morrigan TRR Funding LLC,
4.805% due 4/25/06	5,000	4,974
4.831% due 4/25/06	13,000	12,957
4.84% due 4/28/06	4,000	3,985
4.849% due 4/28/06	5,000	4,982
Northern Rock PLC,
4.68% due 2/2/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.833% due 5/3/06	3,000	2,987

		143,617

Total Short-Term Investments
(cost—$143,631)		143,617

Total Investments
(cost—$759,253)—119.7%		919,119

Liabilities in excess of
other assets—(19.7)%		(151,458)

Net Assets—100.0%		$767,661

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate
market value of $143,924; cash collateral of $148,608
was received with which the Fund purchased
short-term investments.

(c) 144A Security—Security exempt from registration
under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions
exempt from registration, typically only to qualified
institutional buyers. Unless otherwise indicated
these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds
from the securities on loan

Glossary:

ADR—American Depositary Receipt
FRN—Floating Rate Note. The interest rate disclosed
reflects the rate in effect on March 31, 2006.
REIT—Real Estate Investment Trust
Unit—More than one class of securities traded together.

Schedule of Investments
RCM Biotechnology Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—99.5%

Healthcare—99.5%
Adolor Corp. (a)	183,750	$4,373
Alexion Pharmaceuticals, Inc. (a)(b)	111,800	3,960
Amgen, Inc. (a)	235,100	17,104
AVANIR Pharmaceuticals (a)(b)	197,000	2,880
Biogen Idec, Inc. (a)	292,500	13,777
Celgene Corp. (a)(b)	332,790	14,716
Cotherix, Inc. (a)(b)	701,800	6,414
CV Therapeutics, Inc. (a)(b)	319,200	7,048
Cytokinetics, Inc. (a)	556,800	4,059
Discovery Laboratories, Inc. (a)(b)	586,800	4,301
Dov Pharmaceutical, Inc. (a)(b)	371,500	5,937
Genentech, Inc. (a)	203,400	17,189
Genzyme Corp. (a)	175,200	11,777
Gilead Sciences, Inc. (a)	209,870	13,058
Human Genome Sciences, Inc. (a)	320,500	3,484
ICOS Corp. (a)	183,500	4,046
Idenix Pharmaceuticals, Inc. (a)(b)	261,800	3,553
Illumina, Inc. (a)	161,650	3,839
Medarex, Inc. (a)(b)	385,700	5,099
Medicines Co. (a)	247,500	5,091
Medimmune, Inc. (a)(b)	89,700	3,281
MGI Pharma, Inc. (a)	275,700	4,825
NitroMed, Inc. (a)(b)	712,650	5,986
Panacos Pharmaceuticals, Inc. (a)	670,650	5,070
PDL BioPharma, Inc. (a)	191,860	6,293
Progenics Pharmaceuticals, Inc. (a)(b)	184,390	4,885
Seattle Genetics, Inc. (a)	648,600	3,347
Shire Pharmaceuticals Group PLC ADR	137,400	6,388
SuperGen, Inc. (a)(b)	1,000,960	5,685
Telik, Inc. (a)(b)	202,700	3,924
United Therapeutics Corp. (a)	103,950	6,890
Vaxgen, Inc. (a)(b)	207,570	1,827
Vertex Pharmaceuticals, Inc. (a)	105,350	3,855
Vion Pharmaceuticals, Inc. (a)(b)	1,243,840	2,811
Zymogenetics, Inc. (a)	204,500	4,421

Total Common Stock (cost—$212,321)		221,193

SHORT-TERM INVESTMENTS—32.1%

	Principal
	Amount
	(000

Collateral Invested for Securities on Loan (d)—31.8%
Adirondack 2005-1 Corp.,
4.659% due 4/3/06	$5,000	4,998
Bank of America N.A.,
4.945% due 4/3/06 (c)	11,000	11,000
Bayerische Landesbank,
4.83% due 1/24/07, FRN	1,000	$1,000
Bear Stearns Co., Inc.,
4.995% due 4/3/06 (c)	11,000	11,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	2,866	2,866
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	11,000	11,000
Davis Square Funding IV Corp.,
4.81% due 4/24/06	5,000	4,984
Goldman Sachs Group L.P., Series 2,
4.769% due 9/15/06, FRN (c)	2,000	2,001
Morgan Stanley, 4.955% due 7/10/06	3,000	3,000
Morrigan TRR Funding LLC,
4.805% due 4/25/06	2,000	1,990
4.831% due 4/25/06	2,000	1,993
4.84% due 4/28/06	3,000	2,989
4.849% due 4/28/06	5,000	4,981
Ormond Quay Funding LLC,
4.833% due 5/3/06	5,000	4,978

		70,780

Repurchase Agreement—0.3%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,
proceeds $674; collateralized by
Federal Home Loan Bank, 4.125%,
4/18/08, valued at $690 including
accrued interest (cost—$674)	674	674

Total Short-Term Investments (cost—$71,460)		71,454

OPTIONS PURCHASED (a)—0.0%

	Contracts

Put Options—0.0%
Biogen Idec, Inc. (CBOE),
strike price $40, expires 4/22/06
(cost—$222)	2,925	15

Total Investments (cost—$284,003)—131.6%		292,662

Liabilities in excess of other assets—(31.6)%		(70,303)

Net Assets—100.0%		$222,359

Schedule of Investments
RCM Biotechnology Fund
March 31, 2006 (unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)  Non-income producing.

(b)    All or portion on loan with an aggregate market value of $68,657; cash collateral of $71,483 was received with which the Fund purchased short-term investments.

(c) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:
CBOE — Chicago Board of Exchange
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006.

Schedule of Investments
RCM Financial Services Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—95.2%

Consumer Services—5.0%
Axis Capital Holding Ltd.	1,800	$54
Everest Re Group Ltd.	1,050	98
Isewan Terminal Service Co., Ltd.	5,000	39

		191

Financial Services—90.2%
AFLAC, Inc.	1,200	54
Alabama National BanCorporation	600	41
American Express Co.	2,300	121
American International Group, Inc. (b)	3,950	261
Bank of Hawaii Corp.	1,100	59
Citigroup, Inc. (b)	3,950	187
City National Corp.	1,150	88
Deutsche Bank AG	350	40
Endurance Specialty Holdings Ltd.	2,500	81
Erste Bank der Oesterreichischen
Sparkassen AG	350	21
Federated Investors, Inc.	3,000	117
Franklin Resources, Inc.	1,800	170
Freddie Mac	2,000	122
Genworth Financial, Inc., Class A	4,100	137
Goldman Sachs Group, Inc.	1,550	243
James River Group, Inc. (a)	1,800	48
Joyo Bank Ltd.	10,000	71
Lazard Ltd., Class A	2,790	123
Mellon Financial Corp.	3,344	119
Merrill Lynch & Co., Inc.	2,850	225
Mitsubishi Tokyo Financial Group, Inc.	2	30
National Australia Bank Ltd.	2,100	57
Nishi-Nippon City Bank Ltd.	7,000	38
Northern Trust Corp.	2,050	108
Nuveen Investments, Inc., Class A	1,800	87
OptionsXpress Holding, Inc.	700	20
Preferred Bank	1,600	81
Shizuoka Bank Ltd.	2,000	20
Signature Bank & Trust (a)	600	20
Thomas Weisel Partners Group, Inc. (a)	900	20
TIB Financial Corp.	650	20
TradeStation Group, Inc. (a)	1,450	20
U.S. Bancorp	4,700	143
UBS AG	550	60
Wachovia Corp.	3,200	179
Zions Bancorporation	3,000	248

		3,479

Total Common Stock (cost—$2,966)		3,670

EXCHANGE-TRADED FUNDS—2.8%

Financial Select Sector SPDR Fund	3,300	107
(cost—$99)

	Principal
	Amount	Value*
	(000s)	(000s)

Repurchase Agreement—1.1%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	$44	$44
proceeds $44; collateralized by
Fannie Mae, 5.75%, 2/15/08, valued
at $46 including accrued interest
(cost—$44)

Total Investments before options written
and securities sold short
(cost—$3,109)—99.1%		$3,821

OPTIONS WRITTEN (a)—(0.0)%

	Contracts

Put Options—(0.0)%
Everest Re Group Ltd. (CBOE)
strike price $85, expires 10/21/06	5	(1)
(premiums received—$1)

SECURITIES SOLD SHORT—(1.0)%

	Shares

Fifth Third Bancorp.	975	(38)
(proceeds—$39)

Total Investments net of options written
and securities sold short
(cost—$3,069)—98.1%		3,782

Other assets less liabilities—1.9%		73

Net Assets—100.0%		$3,855

Notes to Schedule of Investments

(a) Non-income producing.
(b) All or partial amount segregated as collateral for options written and securities sold short.

Glossary:
CBOE - Chicago Board of Exchange
SPDR - Standard & Poors Depositary Receipts

Schedule of Investments
RCM Global Resources Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—98.4%

Australia—5.7%
BHP Billiton Ltd.	10,210	$203
Rio Tinto Ltd.	2,210	125

		328

Brazil—2.0%
Companhia Vale do Rio Doce ADR	2,340	113

Canada—14.3%
Canadian Natural Resources Ltd.	7,640	424
Suncor Energy, Inc.	3,813	293
Teck Cominco Ltd.	1,700	109

		826

China—0.7%
Suntech Power Holdings Co., Ltd. ADR (a)	1,080	40

Denmark—1.0%
Vestas Wind Systems A/S (a)	2,325	58

Finland—1.1%
Neste Oil Oyj	1,850	64

France—2.0%
Companie Generale de Geophysique
S.A. (a)	790	115

United Kingdom—3.4%
Rio Tinto PLC	1,270	65
Xstrata PLC	4,080	132

		197

United States—68.2%
Air Products & Chemicals, Inc.	1,240	83
Arch Coal, Inc.	1,540	117
Baker Hughes, Inc.	2,295	157
Chesapeake Energy Corp.	2,640	83
Consol Energy, Inc.	2,440	181
Dow Chemical Co.	1,960	80
Ecolab, Inc.	1,980	76
Energy Conversion Devices, Inc. (a)	980	48
ENSCO International, Inc.	3,130	161
EOG Resources, Inc.	1,180	85
Evergreen Solar, Inc. (a)	2,500	38
Exxon Mobil Corp.	2,730	166
Halliburton Co.	2,170	159
Helix Energy Solutions Group, Inc. (a)	2,720	103
MEMC Electronic Materials, Inc. (a)	1,250	46
National-Oilwell, Inc. (a)	1,920	123

		Value*
	Shares	(000s)

Noble Corp.	2,260	$183
Noble Energy, Inc.	2,420	106
Peabody Energy Corp.	1,000	50
Phelps Dodge Corp.	1,430	115
Range Resources Corp.	4,275	117
Schlumberger Ltd.	1,790	227
Southwestern Energy Co. (a)	4,130	133
Sunpower Corp. (a)	990	38
Tesoro Corp.	1,350	92
Tetra Technologies, Inc. (a)	2,840	134
Transocean, Inc. (a)	3,520	283
Ultra Petroleum Corp. (a)	1,220	76
Valero Energy Corp.	5,810	347
Weatherford International Ltd. (a)	3,800	174
XTO Energy, Inc.	3,460	151

		3,932

Total Common Stock (cost—$4,142)		5,673

	Principal
	Amount
	(000s)

Repurchase Agreement—1.6%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	$90	90
proceeds $90; collateralized by Federal
Home Loan Bank, 4.125%, 10/19/07, valued
at $95 including accrued interest (cost—$90)

Total Investments (cost—$4,232)—100.0%		5,763

Other assets less liabilities—0.0%		1

Net Assets—100.0%		$5,764

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:
ADR - American Depositary Receipt

Schedule of Investments
RCM Global Small-Cap Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—94.6%

Austria—2.6%
Uniqa Versicherungen AG	51,600	$1,672
Wiener Staedtische Allgemeine
Versicherung AG	27,504	1,698
Wienerberger AG	34,000	1,708

		5,078

Bermuda—0.8%
Orient-Express Hotels Ltd.	37,500	1,471

Brazil—0.4%
Banco Nossa Caixa S.A.	35,100	777

Canada—1.7%
Compton Petroleum Corp. (a)	118,000	1,505
Trican Well Service Ltd. (a)	42,000	1,915

		3,420

China—0.3%
China Medical Technologies, Inc. ADR (a)(b)	19,120	578

Denmark—0.6%
GN Store Nord	87,800	1,210

Estonia—0.8%
Baltika AS	91,845	1,580

Finland—0.9%
Yit Corp. (b)	63,800	1,732

France—2.9%
April Group	29,200	1,484
Companie Generale de Geophysique S.A. (a)	8,020	1,165
Neopost S.A.	15,900	1,728
SR Teleperformance	34,000	1,248

		5,625

Germany—7.1%
Cenit Systemhaus AG	24,000	913
Grenke Leasing AG	28,000	1,889
Hugo Boss AG	42,000	1,795
IDS Scheer AG	70,000	1,364
Leoni AG	40,100	1,432
Pfeiffer Vacuum Technology AG	18,600	1,244
Salzgitter AG	19,460	1,431
Software AG	25,000	1,395
Technotrans AG	52,500	1,507
Washtec AG (a)	55,000	1,053

		14,023

Greece—0.7%
JUMBO S.A.	82,200	1,365

		Value*
	Shares	(000s)

Ireland—1.2%
Kingspan Group PLC	91,000	$1,389
United Drug PLC	227,003	1,034

		2,423

Israel—0.2%
Syneron Medical Ltd. (a)(b)	16,000	467

Italy—2.5%
Azimut Holding SpA	194,000	2,420
Mariella Burani SpA	51,200	1,208
Tod's SpA	15,590	1,202

		4,830

Japan—15.1%
ABC-Mart, Inc. (b)	60,000	1,614
Aeon Mall Co., Ltd. (b)	31,700	1,582
Aida Engineering Ltd.	46,000	367
Ardepro Co., Ltd. (b)	630	1,187
Asahi Intecc Co., Ltd.	24,800	738
Asahi Soft Drinks Co., Ltd.	113,500	1,599
Bookoff Corp. (b)	50,500	1,156
Cyber Agent Ltd. (b)	194	471
Daifuku Co., Ltd.	69,500	1,143
Hoosiers Corp. (b)	350	1,469
Iwatani International Corp. (b)	181,800	636
Japan Asia Investment Co., Ltd.	138,000	1,093
Meiko Shokai Co., Ltd.	74,200	1,205
Moshi Moshi Hotline, Inc.	17,100	698
Musashi Seimitsu Industry Co., Ltd. (b)	23,400	608
NIWS Co., Ltd. (b)	640	745
Park24 Co., Ltd. (b)	29,500	1,009
Ricoh Leasing Co., Ltd.	43,600	1,250
Ryohin Keikaku Co., Ltd.	19,500	1,636
Sumitomo Titanium Corp.	13,500	2,304
Take And Give Needs Co., Ltd. (a)	1,050	1,648
Tokai Carbon Co., Ltd. (b)	169,000	1,064
Tokyo Tatemono Co., Ltd.	104,000	1,135
Tsurumi Manufacturing Co., Ltd.	81,000	958
Usen Corp.	33,300	793
Village Vanguard Co., Ltd. (a)	100	1,486

		29,594

Korea—0.8%
Meritz Fire & Marine Insurance Co., Ltd.	344,000	1,616

Netherlands—2.5%
Brunel International NV	55,000	1,854
Ordina NV	59,000	1,339
Tele Atlas NV (a)	11	—(e)
USG People NV	24,000	1,735

		4,928

Schedule of Investments
RCM Global Small-Cap Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

Norway—1.6%
Aker Kvaerner ASA (a)	21,200	$1,874
Prosafe ASA	26,000	1,354

		3,228

Poland—0.6%
Agora S.A.	79,700	1,210

Russia—1.9%
Kalina	30,900	1,561
OAO Pharmacy Chain 36.6 (a)	28,900	1,163
Seventh Continent (a)	38,000	952

		3,676

Singapore—1.5%
Cosco Corp., Ltd.	1,748,000	1,328
First Engineering Ltd.	1,226,000	863
Jurong Technologies Industrial Corp., Ltd.	800,000	792

		2,983

South Africa—0.8%
Truworths International Ltd.	334,700	1,543

South Korea—1.0%
MegaStudy Co., Ltd.	25,200	1,857

Spain—1.6%
Banco Pastor S.A.	33,000	1,918
Mecalux S.A. (a)	38,000	1,203

		3,121

Sweden—0.7%
Capio AB (a)	78,000	1,456

Switzerland—3.5%
Bank Sarasin & Cie AG	620	1,664
Georg Fischer AG (a)	4,000	1,780
Jelmoli Holding AG	900	1,504
Lindt & Spruengli AG	95	1,847

		6,795

United Kingdom—3.3%
Burren Energy PLC	55,020	911
C&C Group PLC	171,100	1,162
Carillion PLC	232,000	1,414
NETeller PLC (a)	160,000	2,027
Nextgen Group PLC (a)	383,000	17
Northgate Information Solutions PLC (a)	712,780	996

		6,527

United States—37.0%
Advanced Analogic Technologies, Inc. (a)(b)	75,000	855
Advisory Board Co. (a)	22,000	1,227
Affiliated Managers Group, Inc. (a)(b)	21,500	2,292
BE Aerospace, Inc. (a)	62,400	1,567
Brady Corp.	25,000	936
Bronco Drilling Co., Inc. (a)	44,150	1,161
Carpenter Technology Corp.	12,000	1,134

		Value*
	Shares	(000s)

Carter's, Inc. (a)	21,690	$1,464
Central European Distribution Corp. (a)(b)	41,820	1,608
Central European Media Enterprises Ltd.,
Class A (a)	22,500	1,544
Central Garden and Pet Co. (a)	25,000	1,328
Conor Medsystems, Inc. (a)	33,000	970
CROCS, Inc. (a)(b)	46,400	1,167
Cybersource Corp. (a)	135,000	1,507
Cypress Semiconductor Corp. (a)(b)	66,800	1,132
Eclipsys Corp. (a)(b)	29,000	685
Energy Conversion Devices, Inc. (a)(b)	33,000	1,623
Escala Group, Inc. (a)(b)	40,500	1,061
Evergreen Solar, Inc. (a)(b)	99,080	1,526
Gardner Denver, Inc. (a)	24,350	1,588
GFI Group, Inc. (a)	25,430	1,320
GMX Resources, Inc. (a)	29,000	1,086
Guitar Center, Inc. (a)	17,600	839
Haemonetics Corp. (a)	28,000	1,422
Hansen Natural Corp. (a)(b)	16,500	2,080
Heartland Payment Systems, Inc. (a)(b)	53,500	1,325
Heico Corp.	52,500	1,430
Hibbett Sporting Goods, Inc. (a)	44,000	1,452
IntercontinentalExchange, Inc. (a)	14,000	967
Intermec, Inc. (a)(b)	26,500	808
Ionatron, Inc. (a)(b)	69,200	935
Jones Lang LaSalle, Inc. (b)	19,910	1,524
Life Time Fitness, Inc. (a)	31,500	1,476
Men's Wearhouse, Inc.	33,000	1,186
Micros Systems, Inc. (a)	35,000	1,612
NeuStar, Inc., Class A (a)	35,000	1,085
Old Dominion Freight Line, Inc. (a)	59,500	1,604
Parlux Fragrances, Inc. (a)(b)	36,000	1,161
Rackable Systems, Inc. (a)	18,000	951
Redback Networks, Inc. (a)	30,500	662
RightNow Technologies, Inc. (a)(b)	72,800	1,155
Ruth's Chris Steak House (a)	69,700	1,660
Salesforce.com, Inc. (a)(b)	21,000	763
Scientific Games Corp. (a)	34,600	1,215
Signature Bank & Trust (a)	43,030	1,402
Superior Energy Services (a)	21,000	563
Superior Well Services, Inc. (a)	51,900	1,509
Transaction Systems Architects, Inc. (a)	51,000	1,592
Unit Corp. (a)	14,640	816
United Natural Foods, Inc. (a)(b)	36,500	1,276
Universal Compression Holdings, Inc. (a)	28,200	1,429
Varian Semiconductor Equipment
Associates, Inc. (a)	30,000	842
Vasco Data Security International (a)(b)	76,500	626
VCA Antech, Inc. (a)	40,000	1,139
Virginia Commerce Bancorp (a)(b)	33,700	1,211
Volcom, Inc. (a)	35,000	1,244

Schedule of Investments
RCM Global Small-Cap Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

United States—(continued)
Websense, Inc. (a)	30,160	$832
WebSideStory, Inc. (a)	41,000	705
World Fuel Services Corp.	34,700	1,403

		72,682

Total Common Stock (cost—$144,802)		185,795

EXCHANGE-TRADED FUNDS—1.1%

iShares Russell 2000 Index Fund (b)
(cost—$1,676)	27,000	2,052

SHORT-TERM INVESTMENTS—23.5%

	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—18.3%
Altius I Funding Corp.,
4.778% due 4/18/06	$5,000	4,988
Bavaria Universal Funding,
4.819% due 4/25/06	7,000	6,977
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	3,141	3,141
Davis Square Funding V Corp.,
4.839% due 5/15/06	5,000	4,970
Goldman Sachs Group L.P., Series 2,
4.779% due 4/19/06	3,000	2,993
Morrigan TRR Funding LLC,
4.849% due 4/28/06	8,000	7,970
Ormond Quay Funding LLC,
4.833% due 5/3/06	5,000	4,978

		36,017

Repurchase Agreement—5.2%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,
proceeds $10,159; collateralized by
Fannie Mae, 3.125%, 12/15/07, valued
at $10,360 including accrued interest
(cost—$10,155)	10,155	10,155

Total Short-Term Investments (cost—$46,176)		46,172

Total Investments (cost—$192,654)—119.2%		234,019

Liabilities in excess of other assets—(19.2)%		(37,617)

Net Assets—100.0%		$196,402

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate
market value of $33,359; cash collateral of $36,414 was
received with which the Fund purchased short-term
investments.

(c) 144A Security—Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated these securities are not considered
to be illiquid.

(d) Securities purchased with the cash proceeds
from the securities on loan

(e) Value less than $500

Glossary:

ADR—American Depositary Receipt

Schedule of Investments
RCM Healthcare Fund
March 31, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—98.1%

Healthcare—96.3%
Abbott Laboratories (e)	223,870	$9,508
Adolor Corp. (a)	57,900	1,378
Aetna, Inc.	42,300	2,079
Alexion Pharmaceuticals, Inc. (a)(b)	20,500	726
Allergan, Inc.	13,069	1,418
Amgen, Inc. (a)	124,920	9,088
Barr Laboratories, Inc. (a)	15,800	995
Baxter International, Inc.	41,100	1,595
Biogen Idec, Inc. (a)	87,800	4,135
Bristol-Myers Squibb Co.	110,700	2,724
Cardinal Health, Inc.	67,100	5,000
Caremark Rx, Inc. (a)	25,000	1,230
Celgene Corp. (a)(b)	135,000	5,970
Conor Medsystems, Inc. (a)(b)	88,800	2,611
Cytyc Corp. (a)	50,360	1,419
Dov Pharmaceutical, Inc. (a)(b)	38,990	623
Eli Lilly & Co.	77,300	4,275
Forest Laboratories, Inc. (a)	32,500	1,451
Genentech, Inc. (a)	44,600	3,769
Gilead Sciences, Inc. (a)	56,800	3,534
GlaxoSmithKline PLC	30,000	784
Johnson & Johnson	47,050	2,786
Kyphon, Inc. (a)	36,200	1,347
Medco Health Solutions, Inc. (a)	20,900	1,196
Merck & Co., Inc.	195,000	6,870
Myogen, Inc. (a)	19,400	703
Nabi Biopharmaceuticals (a)(b)	55,550	313
Neurocrine Biosciences, Inc. (a)	10,300	665
Nighthawk Radiology Holdings, Inc. (a)	32,200	769
Novartis AG	121,000	6,714
PDL BioPharma, Inc. (a)	25,300	830
Pfizer, Inc.	312,000	7,775
Roche Holdings AG	30,800	4,577
Sanofi-Aventis S.A.	31,300	2,968
Shire Pharmaceuticals Group PLC ADR	83,700	3,891
St. Jude Medical, Inc. (a)	34,840	1,428
Stryker Corp.	48,220	2,138
Syneron Medical Ltd. (a)	23,190	677
Telik, Inc. (a)(b)	31,910	618
Teva Pharmaceutical Industries Ltd. ADR	49,600	2,043
Theravance, Inc. (a)	51,900	1,455
UnitedHealth Group, Inc.	128,150	7,159
Vion Pharmaceuticals, Inc. (a)(b)	266,000	601
WellPoint, Inc. (a)	17,600	1,363
Wyeth	165,000	8,006
Zimmer Holdings, Inc. (a)	52,920	3,577

		134,781

		Value*
	Shares	(000s)

Technology—1.8%
Eclipsys Corp. (a)(b)	34,500	$814
Fisher Scientific International, Inc. (a)(b)	23,800	1,620

		2,434

Total Common Stock (cost—$132,830)		137,215

SHORT-TERM INVESTMENTS—12.7%

	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—6.8%
Bear Stearns Co., Inc.,
4.995% due 4/3/06 (c)	$2,000	2,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	2,000	2,001
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	540	540
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	2,000	2,000
Goldman Sachs Group L.P., Series 2,
4.769% due 9/15/06, FRN (c)	1,000	1,000
Morgan Stanley,
4.955% due 7/10/06	2,000	2,000

		9,541

Repurchase Agreement—5.9%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	8,174	8,174
proceeds $8,177; collateralized by
Fannie Mae, 3.125%, 12/15/07, valued
at $8,341 including accrued interest
(cost—$8,174)

Total Short-Term Investments (cost—$17,715)		17,715

OPTIONS PURCHASED (a)—0.5%

	Contracts

Put Options—0.5%
Abbott Laboratories (CBOE)
strike price $45, expires 4/22/06	731	212
strike price $45, expires 5/20/06	1,756	522
Alexion Pharmaceuticals, Inc. (CBOE)
strike price $10, expires 5/20/06	1,146	6

Schedule of Investments
RCM Healthcare Fund
March 31, 2006 (unaudited)

		Value*
	Contracts	(000s)

Kyphon, Inc. (CBOE)
strike price $35, expires 4/22/06	361	$18

Total Options Purchased
(cost—$704)		758

Total Investments before options written
(cost—$151,249)—111.3%		155,688

OPTIONS WRITTEN (a)—(0.2)%

Call Options—(0.2)%
Conor Medsystems, Inc. (CBOE)
strike price $30, expires 8/19/06	888	(236)
(premiums received—$265)

Total Investments net of options written
(cost—$150,984)—111.1%		155,452

Liabilities in excess of other assets—(11.1)%		(15,525)

Net Assets—100.0%		$139,927

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate
market value of $9,613; cash collateral of $10,012 was
received with which the Fund purchased short-term
investments.

(c) 144A Security — Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated, these securities are not considered to
be illiquid.

(d) Securities purchased with the cash proceeds from
securities on loan.

(e) All or partial amount segregated as collateral for options written.

Glossary:
ADR — American Depositary Receipt
CBOE — Chicago Board of Exchange
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006.

Schedule of Investments
RCM International Growth Equity Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—98.2%

Australia—5.4%
Alumina Ltd.	273,400	$1,445
Brambles Industries Ltd. (b)	99,325	763
Rio Tinto Ltd. (b)	35,250	1,988

		4,196

Belgium—1.0%
KBC Groep NV	7,475	801

Canada—0.9%
Canadian Natural Resources Ltd.	12,900	717

China—0.8%
Television Broadcasting Ltd.	106,000	600

France—11.1%
Accor S.A.	14,325	824
Business Objects S.A. (a)	22,624	824
Companie Generale de
Geophysique S.A. (a)	5,534	804
Sanofi-Aventis S.A.	13,800	1,309
Schneider Electric S.A.	8,000	862
Total S.A.	5,550	1,463
Vallourec S.A.	700	674
Vinci S.A.	11,700	1,151
Vivendi Universal S.A.	18,150	621

		8,532

Germany—9.9%
BAYER AG	22,094	884
Commerzbank AG	24,000	955
Continental AG	8,000	880
Hypo Real Estate Holding AG	12,500	856
Merck KGaA	9,500	903
SAP AG	5,201	1,128
Schwarz Pharma AG	11,100	892
Siemens AG	11,700	1,091

		7,589

Greece—1.7%
Hellenic Telecommunications
Organization S.A. (a)	28,660	632
National Bank of Greece S.A.	13,745	647

		1,279

Hong Kong—1.8%
Cheung Kong Ltd.	72,000	761
Li & Fung Ltd.	278,000	626

		1,387

Italy—3.4%
Banca Intesa SpA	130,050	775
Fastweb (a)(b)	13,700	698
Unicredito Italiano SpA	161,675	1,166

		2,639

		Value*
	Shares	(000s)

Japan—25.3%
Canon, Inc.	16,400	$1,082
Daito Trust Construct Co., Ltd.	12,500	652
Fanuc Ltd.	10,800	1,038
Joyo Bank Ltd.	100,000	705
Keyence Corp.	2,860	743
Kubota Corp.	77,000	831
Mitsubishi Tokyo Financial Group, Inc.	119	1,810
Mitsui Fudosan Co., Ltd.	66,000	1,517
Mizuho Financial Group, Inc.	145	1,186
Nidec Corp.	9,300	761
Nikko Cordial Corp.	45,500	754
Orix Corp.	3,600	1,118
Rakuten, Inc.	900	818
Resona Holdings, Inc. (a)	200	688
Ricoh Co., Ltd.	36,000	702
Sharp Corp.	43,000	761
SMC Corp.	4,600	717
T&D Holdings, Inc.	12,500	975
Takeda Pharmaceutical Co., Ltd.	15,100	859
Takefuji Corp.	9,340	588
Toyota Motor Corp.	21,700	1,182

		19,487

Netherlands—4.6%
ING Groep NV (b)	24,802	977
Koninklijke (Royal) KPN NV (b)	81,407	915
Royal Numico NV (a)	20,950	926
Vedior NV	38,600	755

		3,573

Norway—1.4%
Statoil ASA	37,000	1,059

Singapore—1.0%
SembCorp Industries Ltd.	351,520	761

South Korea—0.9%
Samsung Electronics Co., Ltd.	1,080	697

Sweden—3.0%
Atlas Copco AB, Class A	36,000	1,012
Telefonaktiebolaget LM Ericsson,
Class B	336,000	1,269

		2,281

Switzerland—9.1%
Credit Suisse Group	16,693	934
Nestle S.A.	3,885	1,150
Novartis AG	36,400	2,020
Roche Holdings AG	12,630	1,877
UBS AG	9,675	1,063

		7,044

Schedule of Investments
RCM International Growth Equity Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

United Kingdom—15.9%
Anglo Irish Bank Corp. PLC	48,175	$793
Barclays PLC	71,391	834
BHP Billiton PLC	64,450	1,182
Cadbury Schweppes PLC	101,400	1,005
Diageo PLC	40,000	629
Man Group PLC	21,340	912
NETeller PLC (a)	66,500	843
Reckitt Benckiser PLC	27,125	952
Serco Group PLC	128,600	702
Shire PLC	50,074	769
Sportingbet PLC	108,075	704
Vodafone Group PLC	628,540	1,311
WPP Group PLC	83,250	996
Xstrata PLC	18,800	609

		12,241

United States—1.0%
Synthes, Inc.	6,800	746

Total Common Stock (cost—$60,908)		75,629

PREFERRED STOCK—1.0%

Germany—1.0%
Fresenius AG, 1.07% (cost—$710)	4,500	807

RIGHTS (a)—0.0%

France—0.0%
Vinci S.A. (cost—$0)	11,700	25

SHORT-TERM INVESTMENTS—7.5%

	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—7.0%
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	$1,347	1,347
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	2,000	2,000
Morgan Stanley,
4.955% due 7/10/06	1,000	1,000
Morrigan TRR Funding LLC,
4.849% due 4/28/06	1,000	997

		5,344

	Principal
	Amount	Value*
	(000s)	(000s)

Repurchase Agreement—0.5%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	$404	$404
proceeds $404; collateralized by
Fannie Mae, 5.75%, 2/15/08, valued
at $413 including accrued interest
(cost—$404)

Total Short-Term Investments (cost—$5,748)		5,748

Total Investments (cost—$67,366)—106.7%		82,209

Liabilities in excess of other assets—(6.7)%		(5,166)

Net Assets—100.0%		$77,043

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market
value of $5,041; cash collateral of $5,343 was
received with which the Fund purchased short-term
investments.

(c) 144A Security - Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated, these securities are not considered to
be illiquid.

(d) Securities purchased with the cash proceeds from
securities on loan.

Schedule of Investments
RCM Large-Cap Growth Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—98.1%

Aerospace—3.9%
Boeing Co.	131,000	$10,209
United Technologies Corp.	225,500	13,072

		23,281

Capital Goods—3.2%
General Electric Co.	554,834	19,297

Consumer Discretionary—7.2%
Coach, Inc. (a)	202,500	7,003
Federated Department Stores, Inc.	81,475	5,948
J.C. Penney Co., Inc.	143,125	8,646
Nike, Inc. Class B	84,775	7,214
Target Corp. (b)	136,825	7,116
Walgreen Co.	153,275	6,611

		42,538

Consumer Services—2.8%
Marriott International, Inc. Class A	113,000	7,752
Univision Communications, Inc.
Class A (a)	261,775	9,023

		16,775

Consumer Staples—6.5%
Colgate-Palmolive Co.	104,950	5,993
PepsiCo, Inc.	267,650	15,467
Procter & Gamble Co.	298,350	17,191

		38,651

Energy—10.1%
Baker Hughes, Inc.	136,575	9,342
Canadian Natural Resources Ltd.	167,525	9,279
Halliburton Co.	153,500	11,209
Valero Energy Corp.	179,950	10,757
Weatherford International Ltd. (a)	183,000	8,372
XTO Energy, Inc.	254,000	11,067

		60,026

Financial Services—14.7%
AFLAC, Inc.	183,325	8,274
American International Group, Inc.	205,525	13,583
Citigroup, Inc.	313,725	14,817
Franklin Resources, Inc.	118,900	11,205
Legg Mason, Inc.	45,625	5,718
Merrill Lynch & Co., Inc.	185,500	14,610
U.S. Bancorp	237,725	7,251
Zions Bancorporation	146,800	12,145

		87,603

Healthcare—21.0%
Abbott Laboratories	108,275	4,598
Aetna, Inc. (b)	221,000	10,860
Allergan, Inc. (b)	65,825	7,142
Amgen, Inc. (a)	86,925	6,324

		Value*
	Shares	(000s)

Genentech, Inc. (a)	85,700	$7,243
Gilead Sciences, Inc. (a)	179,500	11,168
Johnson & Johnson	125,000	7,402
Medtronic, Inc.	167,500	8,501
Novartis AG ADR	151,900	8,421
Pfizer, Inc.	417,425	10,402
Shire Pharmaceuticals Group PLC ADR	156,625	7,282
Teva Pharmaceutical Industries Ltd.
ADR (b)	207,142	8,530
UnitedHealth Group, Inc.	160,000	8,938
Wyeth	235,725	11,437
Zimmer Holdings, Inc. (a)	103,750	7,014

		125,262

Hotels/Gaming—0.7%
Morgans Hotel Group Co. (a)	218,975	3,867

Technology—25.2%
Apple Computer, Inc. (a)	189,075	11,859
Autodesk, Inc. (a)	269,200	10,369
Broadcom Corp. Class A (a)	199,500	8,610
Cognizant Technology Solutions
Corp. Class A (a)	104,250	6,202
Corning, Inc. (a)	375,925	10,116
eBay, Inc. (a)	227,375	8,881
Google, Inc. Class A (a)	37,800	14,742
Hewlett-Packard Co.	486,200	15,996
Marvell Technology Group Ltd. (a)	54,875	2,969
Microsoft Corp.	440,000	11,972
Motorola, Inc.	559,000	12,807
Pixar, Inc. (a)	117,800	7,556
SanDisk Corp. (a)(b)	99,200	5,706
Seagate Technology, Inc. (a)(b)	279,000	7,346
Texas Instruments, Inc.	232,500	7,549
Yahoo!, Inc. (a)(b)	223,825	7,221

		149,901

Telecommunications—2.8%
Cisco Systems, Inc. (a)	411,550	8,918
QUALCOMM, Inc.	153,950	7,792

		16,710

Total Common Stock (cost—$502,895)		583,911

Schedule of Investments
RCM Large-Cap Growth Fund
March 31, 2006 (unaudited)
	Principal
	Amount	Value*
	(000s)	(000s)

SHORT-TERM INVESTMENTS—7.0%

Collateral Invested for Securities on Loan (d)—5.1%
Altius I Funding Corp.,
4.835% due 4/3/06 (c)	$10,000	$9,996
Bavaria Universal Funding,
4.819% due 4/25/06	5,000	4,983
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	1,555	1,555
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	9,000	9,000
Morgan Stanley,
4.89% due 2/2/07, FRN	3,000	3,000

		30,534

Repurchase Agreement—1.9%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	11,046	11,046
proceeds $11,050; collateralized by Fannie
Mae, 3.125%, 12/15/07, valued at $11,269
including accrued interest (cost $11,046)

Total Short-Term Investments (cost—$41,583)		41,580

Total Investments (cost—$544,478)—105.1%		625,491

Liabilities in excess of other assets—(5.1)%		(30,354)

Net Assets—100.0%		$595,137

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market
value of $29,589; cash collateral of $30,527 was
received with which the Fund purchased short-term
investments.

(c) 144A Security - Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated, these securities are not considered to
be illiquid.

(d) Securities purchased with the cash proceeds from
securities on loan.

Glossary:
ADR - American Depositary Receipt
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006.

Schedule of Investments
RCM Mid-Cap Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—98.2%

Building/Construction—1.4%
Foster Wheeler Ltd. (a)	40,400	$1,911

Capital Goods—4.5%
Cooper Industries Ltd., Class A	22,700	1,973
Ingersoll-Rand Co., Ltd., Class A	9,500	397
Intermec, Inc. (a)(b)	48,900	1,492
Rockwell Automation, Inc.	33,000	2,373

		6,235

Communications—2.4%
NeuStar, Inc., Class A (a)	44,100	1,367
NII Holdings, Inc., Class B (a)	33,500	1,976

		3,343

Consumer Discretionary—12.5%
Callaway Golf Co.	55,200	949
Cheesecake Factory, Inc. (a)	11,500	431
Coach, Inc. (a)	51,400	1,777
Dick's Sporting Goods, Inc. (a)(b)	50,400	1,999
Guitar Center, Inc. (a)	9,300	444
J.C. Penney Co., Inc.	11,800	713
Nordstrom, Inc.	44,900	1,759
Outback Steakhouse, Inc.	28,000	1,232
PF Chang's China Bistro, Inc. (a)(b)	31,400	1,548
Polo Ralph Lauren Corp., Class A	53,700	3,255
Ross Stores, Inc.	105,700	3,085

		17,192

Consumer Services—10.0%
Corporate Executive Board Co.	14,300	1,443
Everest Re Group Ltd.	14,250	1,331
Getty Images, Inc. (a)(b)	11,800	884
Moody's Corp.	6,750	482
Starwood Hotels & Resorts
Worldwide, Inc., Class B, Unit	58,300	3,949
Univision Communications, Inc.,
Class A (a)	71,800	2,475
UTI Worldwide, Inc.	62,160	1,964
XM Satellite Radio Holdings, Inc.,
Class A (a)(b)	56,729	1,263

		13,791

Consumer Staples—2.9%
Clorox Co. (b)	23,600	1,412
Hansen Natural Corp. (a)(b)	20,100	2,534

		3,946

Energy—12.7%
Arch Coal, Inc.	14,500	1,101
Consol Energy, Inc.	32,500	2,410
ENSCO International, Inc.	58,900	3,030
Grant Prideco, Inc. (a)	28,200	1,208
National-Oilwell, Inc. (a)	47,200	3,026
Noble Energy, Inc.	11,000	483
Southwestern Energy Co. (a)	83,800	2,698

		Value*
	Shares	(000s)

Tesoro Corp.	26,200	$1,791
Ultra Petroleum Corp. (a)	6,300	393
Weatherford International Ltd. (a)	11,960	547
XTO Energy, Inc.	17,175	748

		17,435

Environmental Services—0.4%
Republic Services, Inc.	13,800	587

Financial Services—6.3%
Affiliated Managers Group, Inc. (a)(b)	6,400	682
City National Corp.	15,900	1,221
Federated Investors, Inc.	35,050	1,369
Lazard Ltd., Class A (b)	57,350	2,538
Northern Trust Corp.	4,750	249
Nuveen Investments, Inc., Class A (b)	8,500	409
OptionsXpress Holding, Inc.	7,400	215
TD Ameritrade Holding Corp. (a)	6,750	141
Zions Bancorporation	22,380	1,852

		8,676

Healthcare—15.1%
Allergan, Inc.	12,286	1,333
Barr Laboratories, Inc. (a)	10,800	680
Biogen Idec, Inc. (a)	13,600	640
Celgene Corp. (a)(b)	46,500	2,056
Coventry Health Care, Inc. (a)	22,450	1,212
Cytyc Corp. (a)	48,500	1,367
Endo Pharmaceuticals Holdings, Inc. (a)	75,800	2,487
Forest Laboratories, Inc. (a)(b)	7,100	317
Health Net, Inc. (a)	4,150	211
Kyphon, Inc. (a)	27,600	1,027
Medco Health Solutions, Inc. (a)	28,080	1,607
Medimmune, Inc. (a)(b)	54,300	1,986
Nektar Therapeutics, Inc. (a)(b)	33,600	685
Quest Diagnostics, Inc. (b)	7,900	405
Resmed, Inc. (a)	36,400	1,601
Shire Pharmaceuticals Group PLC ADR	54,400	2,529
Theravance, Inc. (a)	22,500	631

		20,774

Materials & Processing—3.4%
Air Products & Chemicals, Inc.	6,200	416
Ecolab, Inc.	7,800	298
Phelps Dodge Corp.	2,300	185
Precision Castparts Corp.	48,100	2,857
Rohm & Haas Co.	19,400	948

		4,704

Technology—25.3%
Activision, Inc. (a)(b)	162,067	2,235
Ametek, Inc.	37,700	1,695
Autodesk, Inc. (a)	69,700	2,685
Broadcom Corp., Class A (a)	74,400	3,211
Cerner Corp. (a)(b)	32,200	1,528
CheckFree Corp. (a)	29,300	1,480

Schedule of Investments
RCM Mid-Cap Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

Technology—(continued)
Cognizant Technology Solutions Corp.,
Class A (a)	39,810	$2,368
Cognos, Inc. (a)	48,300	1,879
Eclipsys Corp. (a)(b)	56,900	1,343
Energy Conversion Devices, Inc. (a)(b)	22,000	1,082
F5 Networks, Inc. (a)	28,880	2,093
Micron Technology, Inc. (a)	27,970	412
National Semiconductor Corp. (b)	55,400	1,542
PMC-Sierra, Inc. (a)	154,400	1,898
QLogic Corp. (a)	106,000	2,051
Red Hat, Inc. (a)(b)	44,000	1,231
Salesforce.com, Inc. (a)(b)	42,500	1,544
SanDisk Corp. (a)(b)	47,100	2,709
Seagate Technology, Inc. (a)(b)	73,100	1,925

		34,911

Telecommunications—1.3%
Ciena Corp. (a)	164,400	857
Finisar Corp. (a)	188,700	934

		1,791

Total Common Stock (cost—$118,734)		135,296

SHORT-TERM INVESTMENTS—20.1%

	Shares/
	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (c)—18.2%
Allianz Dresdner Daily Asset Fund (d)	25,127	25,127

Repurchase Agreement—1.9%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,
proceeds $2,610; collateralized by
Federal Home Loan Bank, 4.125%,
2/15/08, valued at $2,663 including
accrued interest (cost—$2,609)	$2,609	2,609

Total Short-Term Investments (cost—$27,736)		27,736

Total Investments (cost—$146,470)—118.3%		163,032

Liabilities in excess of other assets—(18.3)%		(25,249)

Net Assets—100.0%		$137,783

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market
value of $24,404; cash collateral of $25,127 was
received with which the Fund purchased short-term
investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) The Fund is investing in shares of
this affiliated Fund.

Glossary:
ADR - American Depositary Receipt
Unit - More than one class of securities trades together.

Schedule of Investments
RCM Small-Cap Growth Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—97.8%

Aerospace—2.2%
BE Aerospace, Inc. (a)	1,700	$43
Heico Corp.	1,110	30

		73

Automotive Products—0.6%
LKQ Corp. (a)	1,050	22

Building/Construction—1.2%
Beacon Roofing Supply, Inc. (a)	1,030	42

Capital Goods—1.1%
Gardner Denver, Inc. (a)	590	38

Chemicals—1.0%
Airgas, Inc.	850	33

Commercial Products—1.4%
H&E Equipment Services, Inc. (a)	600	17
Heartland Payment Systems, Inc. (a)	1,150	29

		46

Communications—0.9%
NeuStar, Inc., Class A (a)	980	30

Consumer Discretionary—12.8%
Aeropostale, Inc. (a)	570	17
Carter's, Inc. (a)	510	34
Central European Distribution Corp. (a)	980	38
Cosi, Inc. (a)	1,800	20
CROCS, Inc. (a)(b)	1,152	29
DSW, Inc. (a)	580	18
Guitar Center, Inc. (a)	450	22
Gymboree Corp. (a)	960	25
Hibbett Sporting Goods, Inc. (a)	1,040	34
MWI Veterinary Supply, Inc. (a)	580	19
New York & Co., Inc. (a)	1,360	20
Red Robin Gourmet Burgers, Inc. (a)	720	34
Ruth's Chris Steak House (a)	1,250	30
SCP Pool Corp.	610	29
Volcom, Inc. (a)	660	24
World Fuel Services Corp.	950	38

		431

Consumer Services—4.8%
Advisory Board Co. (a)	470	26
Central European Media Enterprises Ltd.,
Class A (a)	300	21
Corporate Executive Board Co.	250	25
Labor Ready, Inc. (a)	700	17
Life Time Fitness, Inc. (a)	590	28
Orient-Express Hotels Ltd.	1,180	46

		163

		Value*
	Shares	(000s)

Consumer Staples—5.2%
Central Garden and Pet Co. (a)	800	$43
Hansen Natural Corp. (a)	570	72
Parlux Fragrances, Inc. (a)(b)	750	24
United Natural Foods, Inc. (a)	1,100	38

		177

Diversified Manufacturing—1.7%
Actuant Corp.	540	33
Presstek, Inc. (a)	2,100	25

		58

Electronics—2.5%
Brady Corp.	690	26
LaBarge, Inc. (a)	1,030	15
Measurement Specialties, Inc. (a)	890	23
Multi-Fineline Electronix, Inc. (a)	350	21

		85

Energy—8.3%
Arena Resources, Inc. (a)	810	28
Basic Energy Services, Inc. (a)	930	28
Bronco Drilling Co., Inc. (a)	1,110	29
Evergreen Solar, Inc. (a)(b)	2,050	32
GMX Resources, Inc. (a)	600	22
Superior Energy Services (a)	800	21
Superior Well Services, Inc. (a)	1,380	40
Tetra Technologies, Inc. (a)	760	36
Unit Corp. (a)	410	23
Universal Compression Holdings, Inc. (a)	450	23

		282

Financial Services—11.1%
Affiliated Managers Group, Inc. (a)	560	60
Arch Capital Group Ltd. (a)	410	24
BankAtlantic Bancorp, Inc.	1,190	17
Commercial Capital Bancorp, Inc.	1,320	19
Digital Insight Corp. (a)	500	18
GFI Group, Inc. (a)	480	25
IntercontinentalExchange, Inc. (a)	410	28
Mercantile Bank Corp.	780	30
Signature Bank & Trust (a)	1,070	35
Thomas Weisel Partners Group, Inc. (a)	950	21
Tower Group, Inc.	1,020	23
United Community Banks, Inc.	1,390	39
Virginia Commerce Bancorp (a)	1,020	37

		376

Healthcare—15.4%
Adolor Corp. (a)	450	11
Angiodynamics, Inc. (a)	590	18
Arthrocare Corp. (a)	350	17
Conor Medsystems, Inc. (a)	930	27
Cotherix, Inc. (a)	1,420	13
DJ Orthopedics, Inc. (a)	810	32
Haemonetics Corp. (a)	640	33
HealthExtras, Inc. (a)	1,020	36

Schedule of Investments
RCM Small-Cap Growth Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

Healthcare—(continued)
Horizon Health Corp. (a)	660	$13
Illumina, Inc. (a)	1,260	30
Integra LifeSciences Holdings Corp. (a)	630	26
Kyphon, Inc. (a)	390	15
National Medical Health Card Systems, Inc. (a)	720	20
Nighthawk Radiology Holdings, Inc. (a)	601	14
NitroMed, Inc. (a)(b)	1,400	12
Option Care, Inc.	1,700	24
PSS World Medical, Inc. (a)	1,760	34
Psychiatric Solutions, Inc. (a)	760	25
Symbion, Inc. (a)	1,300	29
Theravance, Inc. (a)	600	17
US Physical Therapy, Inc. (a)	780	13
VCA Antech, Inc. (a)	1,340	38
Viasys Healthcare, Inc. (a)	800	24

		521

Materials & Processing—2.4%
Carpenter Technology Corp.	350	33
Metal Management, Inc.	500	16
RTI International Metals, Inc. (a)	560	31

		80

Technology—21.1%
Advanced Analogic Technologies, Inc. (a)	1,300	15
aQuantive, Inc. (a)	580	14
Coherent, Inc. (a)	480	17
Computer Programs & Systems, Inc.	350	17
Credence Systems Corp. (a)	2,750	20
Cybersource Corp. (a)	3,450	38
Eclipsys Corp. (a)	980	23
Energy Conversion Devices, Inc. (a)	760	37
Exar Corp. (a)	2,070	30
Intergraph Corp. (a)	250	10
iRobot Corp. (a)(b)	900	25
Jack Henry & Associates, Inc.	1,250	29
Micros Systems, Inc. (a)	790	36
Omnicell, Inc. (a)	1,250	14
Online Resources Corp. (a)	2,000	26
PMC-Sierra, Inc. (a)	2,000	25
Power Integrations, Inc. (a)	630	16
Rackable Systems, Inc. (a)	350	18
Redback Networks, Inc. (a)	1,170	25
RightNow Technologies, Inc. (a)	1,640	26
Silicon Motion Technology Corp. ADR (a)	1,300	16
Standard Microsystems Corp. (a)	1,280	33
Supertex, Inc. (a)	680	26
Transaction Systems Architects, Inc. (a)	1,110	35
Trident Microsystems, Inc. (a)	700	20
Varian Semiconductor Equipment
Associates, Inc. (a)	1,170	33
Vasco Data Security International (a)(b)	2,280	19
Websense, Inc. (a)	780	22

		Value*
	Shares	(000s)

WebSideStory, Inc. (a)	1,080	$19
Witness Systems, Inc. (a)	1,100	28

		712

Telecommunications—1.9%
Aeroflex, Inc. (a)	2,140	29
Ciena Corp. (a)	3,500	18
Finisar Corp. (a)	3,600	18

		65

Transportation—2.2%
Knight Transportation, Inc.	1,780	35
Old Dominion Freight Line, Inc. (a)	1,400	38

		73

Total Common Stock (cost—$2,949)		3,307

SHORT-TERM INVESTMENTS—5.0%

	Shares/
	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (c)—4.3%
Allianz Dresdner Daily Asset Fund (d)	145	145

Repurchase Agreement—0.7%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	$23	23
proceeds $23; collateralized by
Federal Home Loan Bank, 4.125%,
10/19/07, valued at $25 including
accrued interest (cost—$23)

Total Short-Term Investments (cost—$168)		168

Total Investments (cost—$3,117)—102.8%		3,475

Liabilities in excess of other assets—(2.8)%		(96)

Net Assets—100.0%		$3,379

Schedule of Investments
RCM Small-Cap Growth Fund
March 31, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate
market value of $137; cash collateral of $145 was
received with which the Fund purchased short-term
investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) The Fund is investing in shares of this affiliated fund.

Glossary:
ADR - American Depositary Receipt

Schedule of Investments
RCM Strategic Growth Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—90.5%

Aerospace—2.4%
Boeing Co.	360	$28
United Technologies Corp.	750	43

		71

Capital Goods—1.5%
Tenaris S.A. ADR	147	27
Toyota Industries Corp.	500	20

		47

Consumer Discretionary—3.3%
Federated Department Stores, Inc.	530	39
Matsushita Electric Industrial
Co., Ltd.	600	13
Nintendo Co. Ltd.	100	15
Taser International, Inc. (a)	2,150	23
Walt Disney Co.	390	11

		101

Consumer Services—5.0%
Corporate Executive Board Co.	350	35
DreamWorks Animation SKG, Inc.,
Class A (a)	1,050	28
Getty Images, Inc. (a)	196	15
Marriott International, Inc., Class A	285	19
Univision Communications, Inc.,
Class A (a)	1,294	45
Usen Corp.	400	10

		152

Consumer Staples—0.5%
Whole Foods Market, Inc.	220	15

Electronics—1.0%
Samsung Electronics Co.,
Ltd. GDR (b)	40	13
Sumitomo Electric Industries, Ltd.	1,100	17

		30

Energy—8.2%
Baker Hughes, Inc.	170	12
BHP Billiton Ltd. ADR	480	19
Canadian Natural Resources Ltd.	410	23
Conergy AG (a)	20	3
Diamond Offshore Drilling, Inc.	290	26
ENSCO International, Inc.	230	12
Evergreen Solar, Inc. (a)	1,880	29
Peabody Energy Corp.	320	16
Q-Cells AG (a)	25	2
Schlumberger Ltd.	214	27
Solar World AG	10	3
Sunpower Corp. (a)	380	14
Suntech Power Holdings Co.,
Ltd. ADR (a)	555	21

		Value*
	Shares	(000s)

Valero Energy Corp.	520	$31
Weatherford International Ltd. (a)	240	11

		249

Financial Services—8.1%
AFLAC, Inc.	710	32
American Express Co.	470	25
American International Group, Inc.	500	33
E*Trade Financial Corp. (a)	1,250	34
Harris & Harris Group, Inc. (a)	1,811	25
JP Morgan Chase & Co.	370	15
Legg Mason, Inc.	193	24
Nomura Holdings, Inc.	600	13
Zions Bancorporation	540	45

		246

Healthcare—10.3%
Allergan, Inc.	348	38
Celgene Corp. (a)	1,040	46
Conor Medsystems, Inc. (a)	1,299	38
Neurocrine Biosciences, Inc. (a)	440	28
Shire Pharmaceuticals
Group PLC ADR	1,100	51
Solexa, Inc. (a)	1,621	16
Teva Pharmaceutical Industries
Ltd. ADR	910	38
UnitedHealth Group, Inc.	310	17
Zimmer Holdings, Inc. (a)	600	41

		313

Materials & Processing—3.3%
Alcan, Inc.	264	12
Century Aluminum Co. (a)	850	36
Rio Tinto PLC ADR	70	14
Teck Cominco Ltd.	320	21
Tokuyama Corp.	1,000	17

		100

Metals & Mining—1.3%
Newmont Mining Corp.	360	19
Zinifex Australia Ltd.	3,300	22

		41

Technology—38.8%
Activision, Inc. (a)	1,599	22
ADC Telecommunications, Inc. (a)	1,281	33
Apple Computer, Inc. (a)	213	13
ASML Holding NV ADR (a)	380	8
Autodesk, Inc. (a)	947	37
Broadcom Corp., Class A (a)	740	32
Cerner Corp. (a)	1,040	49
Chartered Semiconductor
Manufacturing Ltd. ADR (a)	5,463	53
CheckFree Corp. (a)	549	28
Citrix Systems, Inc. (a)	1,849	70

Schedule of Investments
RCM Strategic Growth Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

Technology (continued)
Cognizant Technology Solutions
Corp., Class A (a)	1,060	$63
Cognos, Inc. (a)	780	30
Corning, Inc. (a)	1,130	30
Ctrip.com International Ltd. ADR (a)	50	4
eBay, Inc. (a)	1,450	57
Electronic Arts, Inc. (a)	300	16
Electronic Data Systems Corp.	540	15
Energy Conversion Devices, Inc. (a)	900	44
Fanuc Ltd.	200	19
Google, Inc., Class A (a)	164	64
Hewlett-Packard Co.	190	6
Marvell Technology Group Ltd. (a)	576	31
MEMC Electronic Materials, Inc. (a)	590	22
Micron Technology, Inc. (a)	2,053	30
Net 1 UEPS Technologies, Inc. (a)	470	13
NVIDIA Corp. (a)	380	22
Opsware, Inc. (a)	1,585	14
Pixar, Inc. (a)	600	38
QUALCOMM, Inc.	1,490	75
Red Hat, Inc. (a)	1,710	48
Salesforce.com, Inc. (a)	1,066	39
Sun Microsystems, Inc. (a)	11,475	59
Taiwan Semiconductor Manufacturing
Co., Ltd. ADR	4,090	41
THQ, Inc. (a)	1,448	38
Yahoo! Japan Corp.	25	15

		1,178

Telecommunications—6.0%
Alcatel S.A. (a)	3,650	57
Amdocs Ltd. (a)	1,867	67
Ciena Corp. (a)	11,350	59

		183

Transportation—0.8%
United Parcel Service, Inc., Class B	300	24

Total Common Stock
(cost—$2,750)		2,750

WARRANTS (a)—0.9%

	Units

Financial Services—0.9%
Merrill Lynch International Co.,
expires 11/2/08 (cost—$26)	1,060	26

OPTIONS PURCHASED (a)—4.8%

	Contracts
Call Options—4.6%
Abbott Laboratories (CBOE)
strike price $40, expires 1/19/08	9	$6
Cisco Systems, Inc. (CBOE)
strike price $17.50, expires 1/19/08	41	27
Clorox Co. (CBOE)
strike price $60, expires 1/20/07	14	7
strike price $60, expires 1/19/08	7	5
Comverse Technology, Inc. (CBOE)
strike price $25, expires 7/22/06	35	4
Hewlett Packard Co. (CBOE)
strike price $30, expires 1/20/07	20	11
strike price $30, expires 1/19/08	20	16
JP Morgan Chase & Co. (CBOE)
strike price $40, expires 1/19/08	13	8
Microsoft Corp. (CBOE)
strike price $25, expires 1/19/08	40	21
Pfizer, Inc. (CBOE)
strike price $25, expires 1/19/08	33	11
Procter & Gamble Co. (CBOE)
strike price $57.50, expires 1/20/07	9	4
strike price $60, expires 1/19/08	13	8
Wyeth (CBOE)
strike price $45, expires 1/19/08	15	13

		141

Put Options—0.2%
SanDisk Corp. (CBOE)
strike price $55, expires 5/20/06	15	5

Total Options Purchased
(cost—$146)		146

Total Investments before options written and securities sold short
(cost—$2,922)—96.2%		2,922

OPTIONS WRITTEN (a)—(0.8)%

Call Options—(0.2)%
Canadian Natural Resources Ltd. (CBOE)
strike price $55, expires 6/17/06	3	(1)
Cognizant Technology Solutions Corp. (CBOE)
strike price $60, expires 7/22/06	5	(2)
Conor Medsystems, Inc. (CBOE)
strike price $30, expires 8/19/06	13	(4)

		(7)

Schedule of Investments
RCM Strategic Growth Fund
March 31, 2006 (unaudited)
		Value*
	Contracts	(000s)

Put Options—(0.6)%
Autodesk, Inc. (CBOE)
strike price $35, expires 7/22/06	15	$(2)
Comverse Technology, Inc. (CBOE)
strike price $22.50, expires 10/21/06	45	(6)
Google, Inc. (CBOE)
strike price $330, expires 9/16/06	2	(4)
strike price $350, expires 9/16/06	1	(2)
SanDisk Corp. (CBOE)
strike price $47.50, expires 5/20/06	23	(2)

		(16)

Total Options Written
(premiums received—$22)		(23)

SECURITIES SOLD SHORT (a)—(0.8)%

	Shares

International Rectifier Corp.	204	(8)
Juniper Networks, Inc.	730	(14)

Total Securities Sold Short
(proceeds—$22)		(22)

Total Investments net of options written and securities sold short
(cost—$2,878)—-94.6%		2,877

Other assets less liabilities—-5.4%		163

Net Assets—-100.0%		$3,040

Notes to Schedule of Investments

(a) Non-income producing.

(b) 144A Security — Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
CBOE — Chicago Board of Exchange

Schedule of Investments
RCM Targeted Core Growth Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—99.7%

Aerospace—3.1%
United Technologies Corp.	14,000	$812

Capital Goods—4.1%
General Electric Co.	31,000	1,078

Consumer Discretionary—12.3%
Harman International Industries, Inc.	6,375	708
Nike, Inc., Class B	6,600	562
Starbucks Corp. (a)	18,000	678
Target Corp.	12,500	650
Walgreen Co.	15,000	647

		3,245

Consumer Services—1.2%
E.W. Scripps Co., Class A	7,000	313

Consumer Staples—9.3%
PepsiCo, Inc.	15,500	896
Procter & Gamble Co.	11,000	634
Whole Foods Market, Inc.	5,000	332
Wm. Wrigley Jr. Co. (b)	9,400	601

		2,463

Energy—10.1%
BP PLC ADR	4,500	310
Canadian Natural Resources Ltd.	10,000	554
Schlumberger Ltd. (b)	9,600	1,215
Smith International, Inc.	15,100	588

		2,667

Financial Services—11.4%
City National Corp.	10,200	783
Lazard Ltd., Class A (b)	13,000	575
Legg Mason, Inc.	4,400	552
Merrill Lynch & Co., Inc.	14,000	1,103

		3,013

Healthcare—15.7%
Abbott Laboratories	6,500	276
Amgen, Inc. (a)	6,300	458
Genentech, Inc. (a)	6,400	541
Johnson & Johnson	10,800	640
Medtronic, Inc.	16,000	812
Stryker Corp.	14,600	647
UnitedHealth Group, Inc.	14,050	785

		4,159

Technology—29.9%
Adobe Systems, Inc. (a)	14,956	522
Apple Computer, Inc. (a)	12,250	768
Autodesk, Inc. (a)	15,950	614
Gentex Corp.	16,450	287
Google, Inc., Class A (a)	1,425	556

		Value*
	Shares	(000s)

Hewlett-Packard Co.	25,000	$823
Marvell Technology Group Ltd. (a)	14,000	757
Microsoft Corp.	25,750	701
Motorola, Inc.	12,450	285
NAVTEQ Corp. (a)	8,250	418
Pixar, Inc. (a)	7,400	475
SanDisk Corp. (a)	10,100	581
Sirf Technology Holdings, Inc. (a)(b)	15,500	549
Yahoo!, Inc. (a)	17,750	573

		7,909

Transportation—2.6%
United Parcel Service, Inc., Class B	8,800	698

Total Common Stock
(cost—$19,591)		26,357

SHORT-TERM INVESTMENTS—9.2%

	Principal
	Amount
	(000s)

Collateral Invested for
Securities on Loan (c)(d)—8.9%
Bank of America N.A.,
4.945% due 4/3/06	$1,000	1,000
Canadian Imperial Bank,
4.875% due 4/3/06	848	848
Citigroup Global Markets, Inc.,
4.945% due 4/3/06	500	500

		2,348

Repurchase Agreement—0.3%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due	71	71
4/3/06, proceeds $71;
collateralized by Federal
Home Loan Bank, 4.125%,
10/19/07, valued at $75
including accrued interest
(cost—$71)

Total Short-Term Investments
(cost—$2,419)		2,419

Total Investments
(cost—$22,010)—108.9%		28,776

Liabilities in excess of
other assets—(8.9)%		(2,345)

Net Assets—100.0%		$26,431

Schedule of Investments
RCM Targeted Core Growth Fund
March 31, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate
market value of $2,289; cash collateral of $2,348 was
received with which the Fund purchased short-term
investments.

(c) 144A Security — Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated, these are not considered to be illiquid.

(d) Security purchased with the cash proceeds from
securities on loan.

Glossary:
ADR—American Depositary Receipt

Schedule of Investments
RCM Technology Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

COMMON STOCK—94.0%

Aerospace—0.2%
United Technologies Corp.	49,040	$2,843

Capital Goods—1.4%
Intermec, Inc. (a)(b)	42,180	1,287
Mitsubishi Heavy Industries Ltd.	1,204,000	5,721
Nidec Corp.	95,600	7,821
Toyota Industries Corp.	154,200	6,304

		21,133

Consumer Discretionary—0.9%
Matsushita Electric Industrial Co., Ltd.	276,800	6,116
Nintendo Co., Ltd.	49,915	7,454

		13,570

Consumer Services—1.5%
DreamWorks Animation SKG, Inc.,
Class A (a)(b)	488,240	12,914
Greenfield Online, Inc. (a)(b)	319,410	1,913
Usen Corp. (b)	292,620	6,966
XM Satellite Radio Holdings, Inc.,
Class A (a)	100	2

		21,795

Energy—7.8%
Cooper Cameron Corp. (a)	71,590	3,156
Diamond Offshore Drilling, Inc. (d)	161,260	14,433
ENSCO International, Inc.	85,300	4,389
Evergreen Solar, Inc. (a)(b)	950,210	14,633
GlobalSantaFe Corp.	152,740	9,279
National-Oilwell, Inc. (a)(d)	64,720	4,150
Schlumberger Ltd. (b)	142,590	18,047
Sunpower Corp. (a)(b)	158,640	6,054
Suntech Power Holdings Co., Ltd.
ADR (a)	475,300	17,581
Valero Energy Corp.	235,000	14,048
Weatherford International Ltd. (a)(b)	170,200	7,787

		113,557

Healthcare—2.7%
Celgene Corp. (a)(b)	445,810	19,714
Neurocrine Biosciences, Inc. (a)	306,000	19,749
WellPoint, Inc. (a)	1,000	77

		39,540

Materials & Processing—0.7%
Tokuyama Corp. (b)	560,000	9,493

Technology—69.7%
Activision, Inc. (a)(b)	501,490	6,916
ADC Telecommunications, Inc. (a)(b)	417,950	10,695
Amazon.com, Inc. (a)(b)	1,000	36
Apple Computer, Inc. (a)	172,550	10,822
ASML Holding NV ADR (a)	596,030	12,141
Autodesk, Inc. (a)(d)	1,076,040	41,449
Broadcom Corp., Class A (a)	503,000	21,709

		Value*
	Shares	(000s)

Canon, Inc.	57,200	$3,775
Cerner Corp. (a)(b)	874,900	41,514
Chartered Semiconductor
Manufacturing Ltd. (a)(b)	36,010,000	34,966
CheckFree Corp. (a)	346,890	17,518
Citrix Systems, Inc. (a)(b)(d)	1,223,090	46,355
Cognizant Technology Solutions
Corp., Class A (a)	572,000	34,028
Cognos, Inc. (a)(b)	763,190	29,688
Comverse Technology, Inc. (a)	1,000	24
Corning, Inc. (a)	600,670	16,164
Ctrip.com International Ltd. ADR (a)	179,080	14,810
eBay, Inc. (a)	1,041,590	40,684
Electronic Arts, Inc. (a)(b)	164,580	9,006
Electronic Data Systems Corp.	520,230	13,958
EMC Corp. (a)	1,000	14
Energy Conversion Devices, Inc. (a)(b)	470,190	23,124
F5 Networks, Inc. (a)(b)	356,650	25,854
Google, Inc., Class A (a)(d)	118,020	46,028
Hewlett-Packard Co.	161,000	5,297
Hitachi Ltd.	826,000	5,847
Marvell Technology Group Ltd. (a)(d)	417,850	22,606
MEMC Electronic Materials, Inc. (a)	296,200	10,936
Mercury Interactive Corp. (a)	614,440	21,382
Micron Technology, Inc. (a)(b)	1,173,440	17,273
Microsoft Corp.	1,000	27
Murata Manufacturing Co., Ltd.	88,900	6,013
National Semiconductor Corp. (b)	517,730	14,414
NAVTEQ Corp. (a)	4,710	239
NCR Corp. (a)	30,000	1,254
Netease.com, Inc. ADR (a)(b)	311,720	7,650
Network Appliance, Inc. (a)	930,090	33,511
NVIDIA Corp. (a)	418,050	23,938
Pixar, Inc. (a)	267,960	17,187
QLogic Corp. (a)(b)	1,090,280	21,097
QUALCOMM, Inc.	1,105,000	55,924
Rakuten, Inc.	9,690	8,812
Red Hat, Inc. (a)(b)	2,087,690	58,414
Research In Motion Ltd. (a)(b)	69,100	5,865
Salesforce.com, Inc. (a)(b)	947,550	34,424
Samsung Electronics Co., Ltd.	24,300	15,690
SanDisk Corp. (a)	1,000	57
Shanda Interactive Entertainment
Ltd. ADR (a)(b)	1,000	14
SINA Corp. (a)(b)	72,800	2,031
Sun Microsystems, Inc. (a)(b)	7,523,530	38,596
Taiwan Semiconductor Manufacturing
Co., Ltd. ADR	3,572,500	35,939
Telefonaktiebolaget LM Ericsson
ADR (a)(b)	10,000	377
Telvent GIT S.A. (a)	373,600	5,096

Schedule of Investments
RCM Technology Fund
March 31, 2006 (unaudited)
		Value*
	Shares	(000s)

Technology—(continued)
Tencent Holdings Ltd.	14,300,000	$24,015
THQ, Inc. (a)	474,920	12,296
Yahoo! Japan Corp.	12,700	7,733

		1,015,232

Telecommunications—9.1%
Alcatel S.A. (a)	2,530,000	38,898
Amdocs Ltd. (a)(d)	1,271,770	45,860
Ciena Corp. (a)(b)	6,420,630	33,451
Cisco Systems, Inc. (a)	666,000	14,432

		132,641

Total Common Stock (cost—$1,128,874)		1,369,804

WARRANTS (a)—1.3%

	Units

Financial Services—1.3%
HON HAI Precision Industry Co.,
Ltd., Expires 11/17/10	850,000	5,264
Merrill Lynch International Co.,
Expires 11/2/08	539,440	13,547

Total Warrants (cost—$16,965)		18,811

CORPORATE NOTES—0.7%

	Principal
	Amount
	(000s)

Sigma Finance, Inc.,
4.897% due 4/5/07, FRN (c)
(cost—$10,004)	$10,000	10,004

SHORT-TERM INVESTMENTS—21.4%

Collateral Invested for Securities on Loan (e)—16.1%
Adirondack 2005-1 Corp.,
4.659% due 4/3/06	10,000	9,996
Altius I Funding Corp.,
4.778% due 4/18/06	2,000	1,995
4.809% due 4/21/06 (c)	5,000	4,986
Bank of America N.A.,
4.945% due 4/3/06 (c)	33,000	33,000
Bavaria Universal Funding,
4.819% due 4/25/06	5,000	4,983
Bayerische Landesbank,
4.83% due 1/24/07, FRN	1,000	1,000

	Principal
	Amount	Value*
	(000s)	(000s)

Bear Stearns Co., Inc.,
4.995% due 4/3/06 (c)	$5,000	$5,000
Beta Finance, Inc., Series 3,
4.926% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.875% due 4/3/06 (c)	882	882
Citigroup Global Markets, Inc.,
4.945% due 4/3/06 (c)	43,000	43,000
Davis Square Funding IV Corp.,
4.81% due 4/24/06	15,000	14,952
Davis Square Funding V Corp.,
4.717% due 4/10/06	10,000	9,987
4.839% due 5/15/06	5,000	4,970
Goldman Sachs Group L.P., Series 2,
4.769% due 9/15/06, FRN (c)	16,000	16,003
Morgan Stanley,
4.890% due 2/2/07, FRN	5,000	5,000
4.955% due 6/20/06	10,000	10,000
4.955% due 7/10/06	5,000	5,000
Morrigan TRR Funding LLC,
4.743% due 4/3/06	7,000	6,981
4.805% due 4/25/06	2,500	2,487
4.831% due 4/25/06	8,000	7,974
4.84% due 4/28/06	13,000	12,952
4.849% due 4/28/06	5,000	4,982
Northern Rock PLC,
4.68% due 2/2/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.833% due 5/3/06	15,000	14,934
Sierra Madre Funding Delaware Corp.,
4.81% due 4/24/06 (c)	10,000	9,968

		235,032

Repurchase Agreement—5.3%
State Street Bank & Trust Co.,
dated 3/31/06, 4.40%, due 4/3/06,	77,583	77,583
proceeds $77,611; collateralized by
Federal Home Loan Bank, 4.125%, 10/19/07,
Valued at $79,137 including accrued interest
(cost—$77,583)

Total Short-Term Investments (cost—$312,646)		322,619

OPTIONS PURCHASED (a)—4.0%

	Contracts

Call Options—3.8%
Cisco Systems, Inc. (CBOE)
strike price $20, expires 1/19/08	21,120	10,349

Schedule of Investments
RCM Technology Fund
March 31, 2006 (unaudited)
		Value*
	Contracts	(000s)

Call Options (continued)
Comverse Technology, Inc. (CBOE)
strike price $25, expires 7/22/06	24,393	$2,805
Hewlett Packard Co. (CBOE)
strike price $25, expires 1/20/07	22,430	20,411
strike price $30, expires 1/20/07	13,960	7,818
Microsoft Corp. (CBOE)
strike price $25, expires 1/19/08	27,800	13,900

		55,283

Put Options—0.2%
SanDisk Corp. (CBOE)
strike price $55, expires 5/20/06	7,728	2,627

Total Options Purchased
(cost—$48,288)		57,910

Total Investments before options written
and securities sold short
(cost—$1,516,777)—121.4%		1,769,144

OPTIONS WRITTEN (a)—(1.0)%

Call Options—(0.3)%
Cognizant Technology Solutions Corp. (CBOE)
strike price $60, expires 7/22/06	2,860	(1,173)
Ctrip.com International Ltd. (CBOE)
strike price $80, expires 6/17/06	1,790	(1,450)
Network Appliance, Inc. (CBOE)
strike price $36, expires 4/26/06	2,067	(236)
strike price $37.50, expires 6/17/06	2,511	(464)

		(3,323)

Put Options—(0.7)%
Autodesk, Inc. (CBOE)
strike price $37.50, expires 10/21/06	3,800	(1,102)
Cerner Corp. (CBOE)
strike price $40, expires 6/17/06	3,600	(270)
strike price $42.50, expires 6/17/06	2,512	(258)
Comverse Technology, Inc. (CBOE)
strike price $22.50, expires 10/21/06	32,422	(4,701)
eBay, Inc. (CBOE)
strike price $37.50, expires 10/21/06	5,542	(1,441)
Google, Inc. (CBOE)
strike price $330, expires 9/16/06	472	(623)
strike price $350, expires 9/16/06	378	(722)
SanDisk Corp. (CBOE)
strike price $47.50, expires 5/20/06	11,593	(1,333)

		(10,450)

Total Options Written
(premiums received—$14,010)		(13,773)

		Value*
	Shares	(000s)

SECURITIES SOLD SHORT—(1.9)%

International Rectifier Corp. (a)	101,800	$(4,218)
Juniper Networks, Inc. (a)	720,090	(13,768)
Nasdaq-100 Index Tracking Stock	242,900	(10,187)

Total Securities Sold Short (proceeds—$28,076)		(28,173)

Total Investments net of options written
and securities sold short
(cost—$1,474,691)—118.5%		1,727,198

Liabilities in excess of other assets—(18.5)%		(269,983)

Net Assets—100.0%		$1,457,215

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market
value of $236,212; cash collateral of $244,974 was
received with which the Fund purchased short-term
investments.

(c) 144A Security — Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities
may be resold in transactions exempt from registration,
typically only to qualified institutional buyers. Unless
otherwise indicated, these securities are not considered to
be illiquid.

(d) All or partial amount segregated as collateral for options written and securities sold short.

(e) Security purchased with the cash proceeds from
securities on loan.

Glossary:
ADR — American Depositary Receipt
CBOE — Chicago Board of Exchange
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006.

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $236,212; cash collateral of $244,974 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR—American Depositary Receipt.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2006.

Notes to Schedules of Investments:

*

     Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development event occurs that may sufficiently impact the value of a security, may be fair valued in good faith, as pursuant to guidelines established by the Board of Trustees, or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The Funds’ investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or, for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

     Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and small-cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.

     The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. A statistical research service has been retained to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities.

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

     (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds
By /s/ E. Blake Moore, Jr.
President & Chief Executive Officer
Date: May 26, 2006

By /s/ Brian S. Shlissel

Treasurer, Principal Financial & Accounting Officer

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ E. Blake Moore, Jr.
President & Chief Executive Officer
Date: May 26, 2006

By /s/ Brian S. Shlissel

Treasurer, Principal Financial & Accounting Officer

Date: May 26, 2006